Schedule of Investments
(unaudited)
December 31, 2024
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.7%
AerSale Corp.
(a) (b)
.................... 77,624 $ 489,031
Archer Aviation, Inc. , Class A
(a) (b)
.......... 534,786 5,214,164
Astronics Corp.
(b)
.................... 66,611 1,063,112
Byrna Technologies, Inc.
(a) (b)
............. 39,656 1,142,489
Cadre Holdings, Inc. .................. 59,678 1,927,599
CPI Aerostructures, Inc.
(b)
.............. 28,926 117,150
Ducommun, Inc.
(b)
................... 31,114 1,980,717
Innovative Solutions & Support, Inc.
(b)
...... 33,350 284,809
Intuitive Machines, Inc. , Class A
(a) (b)
........ 69,592 1,263,791
National Presto Industries, Inc. ........... 11,866 1,167,852
Optex Systems Holdings, Inc.
(b)
.......... 8,967 61,514
Park Aerospace Corp. ................. 41,998 615,271
Redwire Corp.
(a) (b)
.................... 51,873 853,830
Virgin Galactic Holdings, Inc.
(a) (b)
.......... 60,405 355,181
VirTra, Inc.
(a) (b)
...................... 24,487 165,287
16,701,797
Air Freight & Logistics — 0.1%
(b)
Air T, Inc.
(a)
........................ 2,247 44,828
Freightos Ltd. ...................... 29,878 91,128
Radiant Logistics, Inc. ................ 81,879 548,589
684,545
Automobile Components — 0.3%
(b)
Cooper-Standard Holdings, Inc.
(a)
......... 38,641 523,972
Holley, Inc. ........................ 107,895 325,843
Motorcar Parts of America, Inc.
(a)
......... 43,153 327,963
Solid Power, Inc. , Class A
(a)
............. 355,494 671,884
Stoneridge, Inc. ..................... 62,941 394,640
Strattec Security Corp. ................ 8,346 343,855
Superior Industries International, Inc. ...... 49,974 101,947
Sypris Solutions, Inc.
(a)
................ 28,850 51,353
2,741,457
Automobiles — 0.0%
(a)(b)
Canoo, Inc. ........................ 7,587 10,698
Cenntro, Inc. ....................... 58,544 62,642
Envirotech Vehicles, Inc. ............... 25,285 30,595
Mullen Automotive, Inc. ................ 10,098 12,117
116,052
Banks — 16.7%
1895 Bancorp of Wisconsin, Inc.
(a) (b)
....... 11,960 119,122
ACNB Corp. ....................... 19,024 757,726
Affinity Bancshares, Inc.
(b)
.............. 10,135 177,362
Amalgamated Financial Corp. ........... 41,124 1,376,420
Amerant Bancorp, Inc. , Class A .......... 84,596 1,895,796
AmeriServ Financial, Inc. .............. 35,539 93,112
Ames National Corp.
(a)
................ 20,284 333,266
Arrow Financial Corp. ................. 37,720 1,082,941
Auburn National Bancorp, Inc. ........... 5,261 123,581
Bank First Corp. .................... 22,276 2,207,329
Bank of Marin Bancorp ................ 36,226 861,092
Bank of the James Financial Group, Inc. .... 9,336 142,934
Bank7 Corp. ....................... 9,246 431,418
BankFinancial Corp. .................. 22,058 280,026
Bankwell Financial Group, Inc. ........... 14,836 462,141
Bar Harbor Bankshares ............... 34,416 1,052,441
BayCom Corp. ..................... 24,095 646,710
Bayfirst Financial Corp. ................ 8,178 107,295
BCB Bancorp, Inc. ................... 34,168 404,549
Blue Foundry Bancorp
(b)
............... 45,843 449,720
Blue Ridge Bankshares, Inc.
(b)
........... 118,313 380,968
Bogota Financial Corp.
(a) (b)
.............. 9,551 70,391
Bridgewater Bancshares, Inc.
(b)
.......... 45,528 615,083
Security
Shares
Shares Value
Banks (continued)
Broadway Financial Corp.
(b)
............. 9,477 $ 64,917
Burke & Herbert Financial Services Corp. ... 31,055 1,936,590
Business First Bancshares, Inc. .......... 55,272 1,420,490
BV Financial, Inc.
(b)
.................. 23,185 399,246
Byline Bancorp, Inc. .................. 71,539 2,074,631
C&F Financial Corp. .................. 7,093 505,376
California Bancorp
(b)
.................. 55,732 921,807
Camden National Corp. ............... 33,364 1,425,977
Capital Bancorp, Inc. ................. 21,185 603,772
Capital City Bank Group, Inc. ............ 31,730 1,162,905
Carter Bankshares, Inc.
(b)
.............. 52,318 920,274
Catalyst Bancorp, Inc.
(b)
............... 8,672 102,069
CB Financial Services, Inc. ............. 10,882 311,008
Central Pacific Financial Corp. ........... 59,594 1,731,206
Central Plains Bancshares, Inc.
(a) (b)
........ 8,510 127,310
CF Bankshares, Inc. .................. 8,438 215,507
CFSB Bancorp, Inc.
(b)
................. 6,380 42,937
Chemung Financial Corp. .............. 7,458 364,025
ChoiceOne Financial Services, Inc. ........ 19,126 681,651
Citizens & Northern Corp. .............. 34,084 633,962
Citizens Community Bancorp, Inc. ........ 22,520 366,851
Citizens Financial Services, Inc. .......... 10,366 656,271
Civista Bancshares, Inc. ............... 35,189 740,377
CNB Financial Corp. .................. 47,382 1,177,917
Coastal Financial Corp.
(b)
.............. 26,064 2,213,094
Colony Bankcorp, Inc. ................ 38,115 615,176
Community Trust Bancorp, Inc. .......... 35,366 1,875,459
Community West Bancshares ........... 38,813 751,808
ConnectOne Bancorp, Inc. ............. 83,042 1,902,492
CrossFirst Bankshares, Inc.
(b)
............ 104,117 1,577,373
Dime Community Bancshares, Inc. ........ 81,270 2,497,833
Eagle Bancorp Montana, Inc. ............ 17,062 261,560
ECB Bancorp, Inc.
(b)
.................. 18,529 274,970
Enterprise Bancorp, Inc. ............... 22,699 897,518
Equity Bancshares, Inc. , Class A ......... 32,927 1,396,763
Esquire Financial Holdings, Inc. .......... 16,293 1,295,294
ESSA Bancorp, Inc. .................. 19,369 377,696
Evans Bancorp, Inc. .................. 12,163 526,658
Farmers & Merchants Bancorp, Inc. ....... 29,323 863,562
Farmers National Banc Corp. ............ 83,467 1,186,901
Fidelity D&D Bancorp, Inc. .............. 10,853 529,626
Financial Institutions, Inc. .............. 34,820 950,238
Finward Bancorp .................... 9,582 269,350
Finwise Bancorp
(a) (b)
.................. 24,011 383,696
First Bancorp, Inc. (The) ............... 24,643 673,986
First Bancshares, Inc. (The) ............. 69,741 2,440,935
First Bank ......................... 48,326 679,947
First Business Financial Services, Inc. ...... 18,127 839,099
First Capital, Inc. .................... 7,595 242,281
First Community Bankshares, Inc. ........ 39,116 1,628,790
First Community Corp. ................ 17,088 410,112
First Financial Corp. .................. 26,290 1,214,335
First Financial Northwest, Inc. ........... 16,234 352,278
First Foundation, Inc.
(a)
................ 145,132 901,270
First Guaranty Bancshares, Inc. .......... 13,969 158,688
First Internet Bancorp ................. 18,641 670,890
First Mid Bancshares, Inc. .............. 52,513 1,933,529
First National Corp. .................. 11,968 275,384
First Northwest Bancorp ............... 17,788 181,438
First of Long Island Corp. (The) .......... 49,016 572,507
First Savings Financial Group, Inc. ........ 12,884 342,199
First Seacoast Bancorp
(a) (b)
............. 10,191 101,706
First United Corp. ................... 13,833 466,310
First US Bancshares, Inc. .............. 11,789 147,598
First Western Financial, Inc.
(b)
........... 18,496 361,597

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Five Star Bancorp ................... 38,441 $ 1,156,690
Flushing Financial Corp. ............... 63,100 901,068
Franklin Financial Services Corp. ......... 9,758 291,764
FS Bancorp, Inc. .................... 15,346 630,107
FVCBankcorp, Inc.
(b)
.................. 38,497 483,907
German American Bancorp, Inc. .......... 65,477 2,633,485
Great Southern Bancorp, Inc. ............ 19,789 1,181,403
Greene County Bancorp, Inc. ............ 16,096 446,181
Guaranty Bancshares, Inc. ............. 18,180 629,028
Hanmi Financial Corp. ................ 67,558 1,595,720
Hanover Bancorp, Inc. ................ 12,762 294,228
HarborOne Bancorp, Inc. .............. 87,675 1,037,195
Hawthorn Bancshares, Inc. ............. 12,408 351,767
HBT Financial, Inc. ................... 29,559 647,342
Heritage Commerce Corp. .............. 136,908 1,284,197
Hingham Institution for Savings (The)
(a)
..... 3,591 912,617
Home Bancorp, Inc. .................. 16,212 749,157
Home Federal Bancorp, Inc. of Louisiana .... 4,890 61,614
HomeStreet, Inc.
(b)
................... 41,897 478,464
HomeTrust Bancshares, Inc. ............ 33,908 1,142,021
Horizon Bancorp, Inc. ................. 99,359 1,600,673
IF Bancorp, Inc. ..................... 5,598 128,642
Independent Bank Corp. ............... 45,862 1,597,373
Investar Holding Corp. ................ 21,055 462,368
John Marshall Bancorp, Inc. ............ 28,795 578,204
Kearny Financial Corp. ................ 125,288 887,039
Kentucky First Federal Bancorp
(b)
......... 6,363 19,089
Lake Shore Bancorp, Inc. .............. 4,256 58,307
Landmark Bancorp, Inc. ............... 11,181 268,456
LCNB Corp. ....................... 29,375 444,444
LINKBANCORP, Inc. ................. 50,662 378,952
Magyar Bancorp, Inc. ................. 13,012 188,544
MainStreet Bancshares, Inc. ............ 16,194 293,111
Mercantile Bank Corp. ................ 36,210 1,610,983
Meridian Corp. ..................... 21,546 295,396
Metrocity Bankshares, Inc. ............. 42,512 1,358,258
Metropolitan Bank Holding Corp.
(b)
........ 24,236 1,415,382
Mid Penn Bancorp, Inc. ................ 34,354 990,769
Middlefield Banc Corp. ................ 16,633 466,556
Midland States Bancorp, Inc. ............ 47,024 1,147,386
MidWestOne Financial Group, Inc. ........ 42,193 1,228,660
MVB Financial Corp. ................. 26,286 544,120
National Bankshares, Inc. .............. 13,271 381,010
NB Bancorp, Inc.
(b)
................... 89,220 1,611,313
Nicolet Bankshares, Inc. ............... 30,913 3,243,083
Northeast Bank ..................... 16,110 1,477,770
Northeast Community Bancorp, Inc. ....... 28,352 693,490
Northfield Bancorp, Inc. ............... 87,347 1,014,972
Northrim Bancorp, Inc. ................ 12,245 954,375
Norwood Financial Corp. ............... 16,629 452,392
NSTS Bancorp, Inc.
(a) (b)
................ 10,919 126,224
Oak Valley Bancorp .................. 15,759 460,951
Ohio Valley Banc Corp. ................ 9,685 234,474
Old Point Financial Corp. .............. 8,000 208,480
Old Second Bancorp, Inc. .............. 99,945 1,777,022
OP Bancorp ....................... 27,448 433,953
OptimumBank Holdings, Inc.
(b)
........... 19,746 93,991
Orange County Bancorp, Inc. ............ 11,754 653,170
Origin Bancorp, Inc. .................. 67,212 2,237,487
Orrstown Financial Services, Inc. ......... 42,433 1,553,472
Parke Bancorp, Inc. .................. 24,109 494,476
Pathfinder Bancorp, Inc. ............... 6,857 116,980
PB Bankshares, Inc.
(b)
................. 5,090 77,368
PCB Bancorp ...................... 25,151 509,056
Peapack-Gladstone Financial Corp. ....... 38,334 1,228,605
Security
Shares
Shares Value
Banks (continued)
Penns Woods Bancorp, Inc. ............. 16,634 $ 505,507
Peoples Bancorp of North Carolina, Inc. .... 9,998 312,438
Peoples Bancorp, Inc. ................ 79,339 2,514,253
Peoples Financial Services Corp. ......... 21,142 1,082,048
Pioneer Bancorp, Inc.
(b)
................ 27,011 311,167
Plumas Bancorp .................... 12,663 598,453
Ponce Financial Group, Inc.
(b)
........... 44,274 575,562
Preferred Bank ..................... 24,897 2,150,603
Premier Financial Corp. ............... 81,073 2,073,037
Primis Financial Corp. ................. 46,064 537,106
Princeton Bancorp, Inc. ................ 12,401 426,966
Provident Bancorp, Inc.
(b)
.............. 36,371 414,629
Provident Financial Holdings, Inc. ......... 11,362 180,769
QCR Holdings, Inc. .................. 37,600 3,032,064
RBB Bancorp ...................... 37,523 768,846
Red River Bancshares, Inc. ............. 10,651 574,941
Republic Bancorp, Inc. , Class A .......... 19,084 1,333,399
Rhinebeck Bancorp, Inc.
(b)
.............. 9,062 87,358
Richmond Mutual Bancorp, Inc. .......... 22,005 311,371
Riverview Bancorp, Inc. ............... 47,711 273,861
SB Financial Group, Inc. ............... 13,789 288,328
Shore Bancshares, Inc. ................ 70,390 1,115,682
Sierra Bancorp ..................... 29,921 865,315
SmartFinancial, Inc. .................. 36,566 1,132,815
Sound Financial Bancorp, Inc. ........... 4,004 210,811
South Plains Financial, Inc. ............. 27,200 945,200
Southern First Bancshares, Inc.
(b)
......... 17,718 704,291
Southern Missouri Bancorp, Inc. .......... 21,870 1,254,682
Southern States Bancshares, Inc. ......... 19,221 640,252
SR Bancorp, Inc.
(b)
................... 21,383 254,672
Stellar Bancorp, Inc. .................. 112,687 3,194,676
Sterling Bancorp, Inc.
(b)
................ 49,351 234,911
Summit State Bank .................. 12,914 98,663
Territorial Bancorp, Inc. ................ 16,905 164,486
Texas Community Bancshares, Inc. ....... 5,305 80,265
Third Coast Bancshares, Inc.
(b)
........... 26,061 884,771
Timberland Bancorp, Inc. .............. 17,363 529,745
TrustCo Bank Corp. .................. 42,698 1,422,270
Union Bankshares, Inc. ................ 9,398 271,696
United Bancorp, Inc. .................. 10,826 139,439
United Security Bancshares ............. 31,892 322,109
Unity Bancorp, Inc. ................... 16,377 714,201
Univest Financial Corp. ................ 66,385 1,959,021
USCB Financial Holdings, Inc. , Class A ..... 24,368 432,532
Village Bank & Trust Financial Corp. ....... 1,436 112,080
Virginia National Bankshares Corp. ........ 10,848 414,394
Washington Trust Bancorp, Inc. .......... 38,827 1,217,226
West BanCorp, Inc. .................. 37,082 802,825
Western New England Bancorp, Inc. ....... 42,813 393,880
William Penn Bancorp ................ 18,505 222,060
159,892,902
Beverages — 0.4%
Vita Coco Co., Inc. (The)
(a) (b)
............ 89,983 3,321,273
Biotechnology — 12.7%
2seventy bio, Inc.
(a) (b)
................. 113,099 332,511
4D Molecular Therapeutics, Inc.
(b)
......... 115,308 642,266
89bio, Inc.
(b)
....................... 191,740 1,499,407
Aadi Bioscience, Inc.
(b)
................ 38,870 122,635
Abeona Therapeutics, Inc.
(a) (b)
........... 89,678 499,506
Absci Corp.
(a) (b)
..................... 182,794 478,920
ACELYRIN, Inc.
(b)
.................... 167,070 524,600
Achieve Life Sciences, Inc.
(a) (b)
........... 79,003 278,091
Acrivon Therapeutics, Inc.
(b)
............. 26,521 159,656

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Actinium Pharmaceuticals, Inc.
(b)
......... 70,765 $ 89,164
Actuate Therapeutics, Inc.
(a) (b)
............ 7,185 57,193
Acumen Pharmaceuticals, Inc.
(b)
.......... 97,107 167,024
Acurx Pharmaceuticals, Inc.
(b)
........... 22,424 18,253
ADC Therapeutics SA
(a) (b)
.............. 188,160 374,438
Adicet Bio, Inc.
(a) (b)
................... 153,720 147,879
Adverum Biotechnologies, Inc.
(b)
.......... 47,885 223,623
AEON Biopharma, Inc. , Class A
(b)
......... 55,167 29,790
Aerovate Therapeutics, Inc.
(a) (b)
........... 31,651 83,875
Agenus, Inc.
(a) (b)
..................... 48,679 133,380
Aileron Therapeutics, Inc.
(a) (b)
............ 46,489 106,925
Akebia Therapeutics, Inc.
(a) (b)
............ 476,572 905,487
Aldeyra Therapeutics, Inc.
(a) (b)
............ 114,154 569,628
Alector, Inc.
(a) (b)
..................... 184,384 348,486
Allakos, Inc.
(b)
...................... 183,122 221,578
Altimmune, Inc.
(a) (b)
................... 162,653 1,172,728
ALX Oncology Holdings, Inc.
(b)
........... 80,670 134,719
AnaptysBio, Inc.
(b)
................... 49,477 655,075
Anavex Life Sciences Corp.
(a) (b)
.......... 171,897 1,846,174
Anika Therapeutics, Inc.
(b)
.............. 29,886 491,924
Anixa Biosciences, Inc.
(b)
............... 69,492 161,221
Annexon, Inc.
(a) (b)
.................... 223,047 1,144,231
Annovis Bio, Inc.
(a) (b)
.................. 19,207 96,611
Applied Therapeutics, Inc.
(a) (b)
............ 224,109 191,882
Arbutus Biopharma Corp.
(b)
............. 334,791 1,094,767
Arcturus Therapeutics Holdings, Inc.
(a) (b)
..... 52,458 890,212
Armata Pharmaceuticals, Inc.
(b)
.......... 21,648 40,049
ArriVent Biopharma, Inc.
(a) (b)
............. 64,549 1,719,585
ARS Pharmaceuticals, Inc.
(a) (b)
........... 112,807 1,190,114
Artiva Biotherapeutics, Inc.
(a) (b)
........... 33,455 337,226
Assembly Biosciences, Inc.
(a) (b)
........... 8,031 126,729
Astria Therapeutics, Inc.
(b)
.............. 106,457 951,726
Atossa Therapeutics, Inc.
(a) (b)
............ 291,975 275,654
aTyr Pharma, Inc.
(a) (b)
................. 172,001 622,644
Aura Biosciences, Inc.
(a) (b)
.............. 106,253 873,400
Avid Bioservices, Inc.
(a) (b)
............... 142,414 1,758,813
Avita Medical, Inc.
(a) (b)
................. 58,538 749,286
Benitec Biopharma, Inc.
(b)
.............. 5,705 72,054
Beyondspring, Inc.
(a) (b)
................. 53,538 87,267
BioAtla, Inc.
(a) (b)
..................... 100,654 59,507
Biomea Fusion, Inc.
(a) (b)
................ 64,044 248,491
Bioxcel Therapeutics, Inc.
(b)
............. 83,159 31,093
Black Diamond Therapeutics, Inc.
(a) (b)
...... 92,247 197,409
Bluebird Bio, Inc.
(a) (b)
.................. 22,173 184,923
Bolt Biotherapeutics, Inc.
(a) (b)
............ 71,127 38,060
Boundless Bio, Inc.
(b)
................. 37,419 108,515
C4 Therapeutics, Inc.
(a) (b)
............... 138,338 498,017
Cabaletta Bio, Inc.
(a) (b)
................. 102,844 233,456
CAMP4 Therapeutics Corp.
(b)
............ 15,320 79,970
Candel Therapeutics, Inc.
(a) (b)
............ 49,449 429,217
Capricor Therapeutics, Inc.
(a) (b)
........... 83,940 1,158,372
Cardiff Oncology, Inc.
(a) (b)
............... 93,257 404,735
CareDx, Inc.
(b)
...................... 115,844 2,480,220
Cargo Therapeutics, Inc.
(b)
.............. 78,651 1,134,147
Caribou Biosciences, Inc.
(a) (b)
............ 190,417 302,763
Carisma Therapeutics, Inc.
(b)
............ 62,082 26,000
Carmell Corp.
(a) (b)
.................... 30,004 8,650
Cartesian Therapeutics, Inc.
(a) (b)
.......... 23,493 420,760
Celcuity, Inc.
(b)
...................... 74,706 977,902
Cellectar Biosciences, Inc.
(a) (b)
........... 83,040 24,829
CEL-SCI Corp.
(a) (b)
................... 121,226 48,478
Celularity, Inc. , Class A
(b)
............... 23,136 48,123
Century Therapeutics, Inc.
(b)
............ 103,674 104,711
CervoMed, Inc.
(a) (b)
................... 12,471 29,182
Checkpoint Therapeutics, Inc.
(a) (b)
......... 76,299 244,157
Security
Shares
Shares Value
Biotechnology (continued)
Cibus, Inc.
(a) (b)
...................... 41,089 $ 114,227
Cidara Therapeutics, Inc.
(a) (b)
............ 9,551 256,731
Climb Bio, Inc.
(b)
..................... 67,966 122,339
Cogent Biosciences, Inc.
(b)
.............. 210,217 1,639,693
Coherus Biosciences, Inc.
(a) (b)
............ 254,420 351,100
Compass Therapeutics, Inc.
(a) (b)
.......... 235,708 341,777
Corbus Pharmaceuticals Holdings, Inc.
(a) (b)
... 26,636 314,305
Corvus Pharmaceuticals, Inc.
(a) (b)
......... 96,286 515,130
Coya Therapeutics, Inc.
(a) (b)
............. 30,624 175,476
Cue Biopharma, Inc.
(b)
................ 112,342 122,453
Cullinan Therapeutics, Inc.
(a) (b)
........... 118,508 1,443,427
Curis, Inc.
(b)
........................ 13,611 41,650
Cyclo Therapeutics, Inc.
(a) (b)
............. 44,217 26,088
CytomX Therapeutics, Inc.
(a) (b)
........... 180,162 185,567
Design Therapeutics, Inc.
(b)
............. 71,994 444,203
DiaMedica Therapeutics, Inc.
(a) (b)
......... 55,876 303,407
Dianthus Therapeutics, Inc.
(a) (b)
........... 54,772 1,194,030
Disc Medicine, Inc.
(b)
.................. 45,209 2,866,251
Dyadic International, Inc.
(a) (b)
............ 47,549 83,211
Eledon Pharmaceuticals, Inc.
(b)
........... 131,130 540,256
Elevation Oncology, Inc.
(b)
.............. 120,619 67,860
Elicio Therapeutics, Inc.
(a) (b)
............. 17,314 84,839
Elutia, Inc. , Class A
(a) (b)
................ 28,067 104,971
Emergent BioSolutions, Inc.
(a) (b)
.......... 120,691 1,153,806
Enanta Pharmaceuticals, Inc.
(b)
.......... 45,626 262,350
Entrada Therapeutics, Inc.
(a) (b)
........... 56,657 979,600
Equillium, Inc.
(b)
..................... 34,413 25,748
Erasca, Inc.
(b)
...................... 420,591 1,055,683
Estrella Immunopharma, Inc.
(a) (b)
.......... 22,745 25,702
Fennec Pharmaceuticals, Inc.
(b)
.......... 54,026 341,444
Fibrobiologics, Inc.
(a) (b)
................. 64,133 128,266
FibroGen, Inc.
(a) (b)
.................... 230,150 121,864
Foghorn Therapeutics, Inc.
(b)
............ 58,606 276,620
Fortress Biotech, Inc.
(a) (b)
............... 38,866 78,704
Gain Therapeutics, Inc.
(b)
............... 39,317 84,925
Galectin Therapeutics, Inc.
(a) (b)
........... 47,575 61,372
Genelux Corp.
(a) (b)
................... 62,615 147,771
Generation Bio Co.
(a) (b)
................ 114,294 121,152
GlycoMimetics, Inc.
(b)
................. 114,517 28,515
Greenwich Lifesciences, Inc.
(a) (b)
.......... 14,323 160,847
HCW Biologics, Inc.
(b)
................. 39,607 17,669
Heron Therapeutics, Inc.
(a) (b)
............. 268,471 410,761
HilleVax, Inc.
(b)
...................... 72,878 150,857
Humacyte, Inc.
(a) (b)
................... 201,322 1,016,676
IGM Biosciences, Inc.
(a) (b)
.............. 35,147 214,748
Immix Biopharma, Inc.
(a) (b)
.............. 10,782 23,720
ImmuCell Corp.
(b)
.................... 13,309 68,541
Immuneering Corp. , Class A
(b)
........... 50,537 111,181
Immunic, Inc.
(b)
..................... 205,035 205,035
Immunome, Inc.
(b)
................... 117,745 1,250,452
IN8bio, Inc.
(b)
....................... 52,266 13,443
Inhibrx Biosciences, Inc.
(b)
.............. 26,819 413,013
Inmune Bio, Inc.
(a) (b)
.................. 31,466 146,946
Inovio Pharmaceuticals, Inc.
(a) (b)
.......... 61,383 112,331
Inozyme Pharma, Inc.
(b)
............... 119,679 331,511
Instil Bio, Inc.
(a) (b)
.................... 8,769 167,400
Intensity Therapeutics, Inc.
(b)
............ 20,401 36,110
Invivyd, Inc.
(b)
...................... 182,954 81,067
iTeos Therapeutics, Inc.
(b)
.............. 60,891 467,643
Jasper Therapeutics, Inc.
(a) (b)
............ 25,946 554,725
KalVista Pharmaceuticals, Inc.
(b)
.......... 78,079 661,329
Karyopharm Therapeutics, Inc.
(a) (b)
........ 266,431 180,187
Kiniksa Pharmaceuticals International plc
(a) (b)
. 88,110 1,742,816
Kodiak Sciences, Inc.
(a) (b)
............... 74,783 744,091
Korro Bio, Inc.
(a) (b)
.................... 13,968 531,762

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Kronos Bio, Inc.
(b)
.................... 102,702 $ 97,567
Kyverna Therapeutics, Inc.
(a) (b)
........... 58,555 218,996
Lantern Pharma, Inc.
(b)
................ 17,014 54,275
Larimar Therapeutics, Inc.
(a) (b)
............ 96,035 371,655
Leap Therapeutics, Inc.
(a) (b)
............. 69,933 201,057
LENZ Therapeutics, Inc.
(a)
.............. 28,794 831,283
Lexeo Therapeutics, Inc.
(a) (b)
............. 54,506 358,649
Lexicon Pharmaceuticals, Inc.
(a) (b)
......... 270,261 199,588
Lineage Cell Therapeutics, Inc.
(a) (b)
........ 341,693 171,701
Lyell Immunopharma, Inc.
(b)
............. 366,015 234,250
MacroGenics, Inc.
(b)
.................. 142,282 462,417
MAIA Biotechnology, Inc.
(a) (b)
............ 34,423 68,158
MannKind Corp.
(a) (b)
.................. 617,195 3,968,564
Marker Therapeutics, Inc.
(a) (b)
............ 14,246 44,305
MediciNova, Inc.
(a) (b)
.................. 110,152 231,319
MeiraGTx Holdings plc
(b)
............... 106,370 647,793
Mersana Therapeutics, Inc.
(b)
............ 257,572 368,328
Metagenomi, Inc.
(a) (b)
.................. 61,939 223,600
MiMedx Group, Inc.
(b)
................. 271,742 2,614,158
Mineralys Therapeutics, Inc.
(b)
........... 65,427 805,406
MiNK Therapeutics, Inc.
(a) (b)
............. 22,803 15,891
Mirum Pharmaceuticals, Inc.
(a) (b)
.......... 90,995 3,762,643
Monte Rosa Therapeutics, Inc.
(a) (b)
........ 94,575 656,351
Mural Oncology plc
(a) (b)
................ 38,378 123,577
Neurogene, Inc.
(a) (b)
.................. 23,446 535,976
NextCure, Inc.
(b)
..................... 54,162 41,759
Nkarta, Inc.
(a) (b)
..................... 120,852 300,921
Nurix Therapeutics, Inc.
(a) (b)
............. 160,840 3,030,226
Nuvectis Pharma, Inc.
(a) (b)
.............. 21,510 116,369
Ocean Biomedical, Inc.
(b)
............... 18,571 10,270
Ocugen, Inc.
(a) (b)
..................... 654,588 526,943
Olema Pharmaceuticals, Inc.
(a) (b)
.......... 93,956 547,763
Omega Therapeutics, Inc.
(a) (b)
............ 58,769 43,818
Oncocyte Corp.
(a) (b)
................... 18,280 43,506
OnKure Therapeutics, Inc.
(a) (b)
........... 4,678 40,231
Organogenesis Holdings, Inc. , Class A
(a) (b)
... 165,366 529,171
ORIC Pharmaceuticals, Inc.
(a) (b)
.......... 141,013 1,137,975
Oruka Therapeutics, Inc. ............... 2,142 41,533
OS Therapies, Inc.
(b)
.................. 3,143 13,452
Outlook Therapeutics, Inc.
(a) (b)
........... 35,019 66,186
Ovid therapeutics, Inc.
(b)
............... 139,446 130,201
Palatin Technologies, Inc.
(b)
............. 36,521 40,538
Passage Bio, Inc.
(a) (b)
................. 115,088 65,266
PDS Biotechnology Corp.
(a) (b)
............ 77,619 126,519
PepGen, Inc.
(b)
..................... 36,680 139,017
PMV Pharmaceuticals, Inc.
(a) (b)
........... 102,360 154,564
Poseida Therapeutics, Inc.
(b)
............ 157,209 1,509,206
Praxis Precision Medicines, Inc.
(b)
......... 39,514 3,040,997
Precigen, Inc.
(a) (b)
.................... 306,110 342,843
Precision BioSciences, Inc.
(b)
............ 14,824 56,479
Prelude Therapeutics, Inc.
(a) (b)
........... 30,997 39,521
Protalix BioTherapeutics, Inc.
(a) (b)
......... 164,940 310,087
Protara Therapeutics, Inc.
(a) (b)
............ 41,804 220,725
Puma Biotechnology, Inc.
(b)
............. 97,685 297,939
Pyxis Oncology, Inc.
(a) (b)
................ 112,870 176,077
Q32 Bio, Inc.
(a) (b)
.................... 13,975 48,074
Quince Therapeutics, Inc.
(a) (b)
............ 87,507 163,638
Rallybio Corp.
(b)
..................... 54,214 52,045
RAPT Therapeutics, Inc.
(a) (b)
............. 69,467 109,758
Regulus Therapeutics, Inc.
(a) (b)
........... 145,811 230,381
Renovaro, Inc.
(a) (b)
................... 262,990 219,728
Replimune Group, Inc.
(a) (b)
.............. 139,440 1,688,618
Rezolute, Inc.
(a) (b)
.................... 103,686 508,061
Rigel Pharmaceuticals, Inc.
(b)
............ 39,877 670,731
SAB Biotherapeutics, Inc.
(b)
............. 14,908 56,949
Security
Shares
Shares Value
Biotechnology (continued)
Sagimet Biosciences, Inc. , Class A
(a) (b)
...... 62,336 $ 280,512
Savara, Inc.
(a) (b)
..................... 264,215 811,140
Scholar Rock Holding Corp.
(a) (b)
.......... 177,562 7,674,230
SELLAS Life Sciences Group, Inc.
(a) (b)
...... 145,901 151,737
Sera Prognostics, Inc. , Class A
(a) (b)
........ 65,046 529,474
Shattuck Labs, Inc.
(b)
................. 90,603 109,630
Skye Bioscience, Inc.
(a) (b)
............... 44,603 126,227
Solid Biosciences, Inc.
(b)
............... 53,232 212,928
Spero Therapeutics, Inc.
(b)
.............. 98,441 101,394
Stoke Therapeutics, Inc.
(a) (b)
............. 82,313 907,912
Surrozen, Inc.
(b)
..................... 5,341 76,643
Sutro Biopharma, Inc.
(b)
................ 187,195 344,439
Syros Pharmaceuticals, Inc.
(a) (b)
.......... 46,785 10,751
Tango Therapeutics, Inc.
(b)
.............. 110,653 341,918
Taysha Gene Therapies, Inc.
(a) (b)
.......... 403,475 698,012
Tectonic Therapeutic, Inc.
(a) (b)
............ 18,435 851,144
Tempest Therapeutics, Inc.
(a) (b)
........... 40,265 33,601
Tenaya Therapeutics, Inc.
(a) (b)
............ 123,081 176,006
Tevogen Bio Holdings, Inc.
(a) (b)
........... 53,015 54,605
Tourmaline Bio, Inc.
(b)
................. 52,894 1,072,690
TScan Therapeutics, Inc.
(b)
............. 87,357 265,565
Turnstone Biologics Corp.
(b)
............. 38,871 19,241
Tyra Biosciences, Inc.
(a) (b)
.............. 46,558 647,156
Unicycive Therapeutics, Inc.
(a) (b)
.......... 66,268 52,630
UroGen Pharma Ltd.
(a) (b)
............... 88,825 945,986
Vanda Pharmaceuticals, Inc.
(b)
........... 130,527 625,224
Verastem, Inc.
(b)
..................... 88,703 458,595
Verve Therapeutics, Inc.
(b)
.............. 162,653 917,363
Vigil Neuroscience, Inc.
(b)
.............. 39,937 67,893
Viridian Therapeutics, Inc.
(a) (b)
............ 167,396 3,208,981
Vistagen Therapeutics, Inc.
(b)
............ 62,186 183,449
Vor BioPharma, Inc.
(b)
................. 104,155 115,612
Voyager Therapeutics, Inc.
(b)
............ 105,466 597,992
vTv Therapeutics, Inc. , Class A
(b)
......... 3,384 46,090
Werewolf Therapeutics, Inc.
(b)
........... 70,446 104,260
X4 Pharmaceuticals, Inc.
(a) (b)
............ 388,476 284,986
XBiotech, Inc.
(a) (b)
.................... 45,672 180,404
Xilio Therapeutics, Inc.
(a) (b)
.............. 67,846 64,793
XOMA Royalty Corp.
(a) (b)
............... 18,422 484,130
Y-mAbs Therapeutics, Inc.
(a) (b)
........... 85,849 672,198
Zenas Biopharma, Inc.
(b)
............... 35,021 286,822
Zura Bio Ltd. , Class A
(a) (b)
.............. 112,383 280,958
Zymeworks, Inc.
(a) (b)
.................. 125,031 1,830,454
121,328,834
Broadline Retail — 0.1%
(b)
1stdibs.com, Inc. .................... 58,830 208,258
ContextLogic, Inc. , Class A
(a)
............ 57,086 401,315
Groupon, Inc.
(a)
..................... 53,356 648,275
1,257,848
Building Products — 0.4%
Alpha Pro Tech Ltd.
(b)
................. 22,736 120,274
Caesarstone Ltd.
(b)
................... 46,751 198,692
Insteel Industries, Inc. ................. 42,839 1,157,081
Quanex Building Products Corp. .......... 103,456 2,507,773
3,983,820
Capital Markets — 0.4%
AlTi Global, Inc. , Class A
(b)
.............. 77,594 342,190
Bakkt Holdings, Inc. , Class A
(a) (b)
.......... 12,165 301,327
Binah Capital Group, Inc.
(a) (b)
............ 10,875 31,972
Diamond Hill Investment Group, Inc. ....... 6,089 944,404
Ellington Credit Co. .................. 56,756 375,725
Forge Global Holdings, Inc.
(a) (b)
........... 264,414 246,143
Great Elm Group, Inc.
(b)
............... 34,728 62,858

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
Hennessy Advisors, Inc. ............... 11,456 $ 144,689
Heritage Global, Inc.
(b)
................ 74,271 137,401
MarketWise, Inc. , Class A .............. 88,779 50,382
Marygold Cos., Inc. (The)
(b)
............. 38,505 67,769
MDB Capital Holdings LLC , Class A
(b)
...... 9,915 62,465
Siebert Financial Corp.
(b)
............... 30,325 95,827
Silvercrest Asset Management Group, Inc. ,
Class A ........................ 22,157 407,467
Value Line, Inc. ..................... 1,806 95,357
Westwood Holdings Group, Inc. .......... 19,338 280,594
3,646,570
Chemicals — 1.0%
AdvanSix, Inc. ...................... 58,465 1,665,668
Alto Ingredients, Inc.
(a) (b)
............... 170,029 265,245
American Vanguard Corp. .............. 58,419 270,480
Arq, Inc.
(a) (b)
........................ 63,925 483,912
ASP Isotopes, Inc.
(a) (b)
................. 119,982 543,518
Aspen Aerogels, Inc.
(b)
................ 141,346 1,679,190
Core Molding Technologies, Inc.
(b)
......... 17,468 288,921
Flotek Industries, Inc.
(b)
................ 39,455 376,006
Intrepid Potash, Inc.
(b)
................. 24,885 545,479
Koppers Holdings, Inc. ................ 45,341 1,469,048
Northern Technologies International Corp. ... 18,137 244,668
Rayonier Advanced Materials, Inc.
(b)
....... 146,626 1,209,665
Trinseo plc ........................ 81,005 413,126
Valhi, Inc. ......................... 5,645 132,037
9,586,963
Commercial Services & Supplies — 2.4%
ACCO Brands Corp. .................. 213,884 1,122,891
Acme United Corp. ................... 5,492 205,016
Aris Water Solutions, Inc. , Class A ........ 61,431 1,471,272
Bitcoin Depot, Inc.
(a) (b)
................. 28,956 46,909
Bridger Aerospace Group Holdings, Inc.
(b)
... 27,091 57,704
BrightView Holdings, Inc.
(b)
............. 133,342 2,132,139
CECO Environmental Corp.
(a) (b)
.......... 67,038 2,026,559
CompX International, Inc. .............. 3,587 93,800
Ennis, Inc. ........................ 58,562 1,235,073
Enviri Corp.
(b)
...................... 181,452 1,397,180
Fuel Tech, Inc.
(b)
.................... 50,097 52,602
Interface, Inc. ...................... 131,506 3,202,171
LanzaTech Global, Inc.
(a) (b)
.............. 261,764 358,617
Liquidity Services, Inc.
(b)
............... 49,243 1,590,056
Mobile Infrastructure Corp.
(a) (b)
........... 23,737 106,816
NL Industries, Inc. ................... 19,833 154,102
Odyssey Marine Exploration, Inc.
(b)
........ 36,683 26,412
Perma-Fix Environmental Services, Inc.
(a) (b)
.. 33,323 368,886
Quad/Graphics, Inc. , Class A ............ 70,901 494,180
Quest Resource Holding Corp.
(b)
.......... 39,834 258,921
Team, Inc.
(a) (b)
...................... 6,467 82,002
Viad Corp.
(b)
....................... 47,039 1,999,628
Virco Mfg. Corp.
(a)
................... 25,574 262,133
VSE Corp.
(a)
....................... 40,340 3,836,334
22,581,403
Communications Equipment — 1.6%
ADTRAN Holdings, Inc.
(b)
.............. 180,432 1,502,998
Applied Optoelectronics, Inc.
(a) (b)
.......... 93,321 3,439,812
Aviat Networks, Inc.
(b)
................. 26,084 472,381
BK Technologies Corp.
(b)
............... 7,316 250,866
Cambium Networks Corp.
(a) (b)
............ 28,960 18,673
Clearfield, Inc.
(a) (b)
.................... 27,668 857,708
CommScope Holding Co., Inc.
(b)
.......... 491,857 2,562,575
Comtech Telecommunications Corp.
(b)
...... 64,922 260,337
Digi International, Inc.
(b)
................ 81,877 2,475,142
Security
Shares
Shares Value
Communications Equipment (continued)
Franklin Wireless Corp.
(a) (b)
............. 23,135 $ 113,361
Genasys, Inc.
(a) (b)
.................... 100,065 260,169
Inseego Corp.
(b)
..................... 22,260 228,388
KVH Industries, Inc.
(b)
................. 36,047 205,468
Lantronix, Inc.
(a) (b)
.................... 72,180 297,382
NETGEAR, Inc.
(b)
.................... 63,899 1,780,865
Network-1 Technologies, Inc. ............ 36,928 49,114
Ribbon Communications, Inc.
(b)
.......... 209,879 873,097
15,648,336
Construction & Engineering — 1.4%
Argan, Inc. ........................ 28,961 3,968,816
Bowman Consulting Group Ltd.
(a) (b)
........ 31,369 782,657
Concrete Pumping Holdings, Inc.
(b)
........ 54,014 359,733
Great Lakes Dredge & Dock Corp.
(b)
....... 151,056 1,705,422
Limbach Holdings, Inc.
(b)
............... 23,444 2,005,400
Matrix Service Co.
(b)
.................. 60,523 724,460
Northwest Pipe Co.
(b)
................. 22,250 1,073,785
Orion Group Holdings, Inc.
(b)
............ 83,037 608,661
Shimmick Corp.
(b)
.................... 7,110 18,415
Southland Holdings, Inc.
(b)
.............. 22,441 72,933
Tutor Perini Corp.
(b)
.................. 99,170 2,399,914
13,720,196
Construction Materials — 0.1%
Smith-Midland Corp.
(b)
................ 10,423 463,407
Consumer Finance — 0.9%
Atlanticus Holdings Corp.
(b)
............. 12,637 704,892
Consumer Portfolio Services, Inc.
(b)
........ 18,732 203,430
Dave, Inc. , Class A
(b)
................. 18,382 1,597,763
Katapult Holdings, Inc.
(b)
............... 5,597 37,864
LendingTree, Inc.
(b)
................... 22,842 885,127
Medallion Financial Corp. .............. 42,409 398,220
Moneylion, Inc. , Class A
(b)
.............. 19,792 1,702,310
NerdWallet, Inc. , Class A
(b)
.............. 80,390 1,069,187
Old Market Capital Corp.
(a) (b)
............ 9,193 59,019
Oportun Financial Corp.
(b)
.............. 78,204 303,432
OppFi, Inc. , Class A .................. 43,645 334,321
Regional Management Corp. ............ 19,022 646,368
World Acceptance Corp.
(b)
.............. 7,885 886,589
8,828,522
Consumer Staples Distribution & Retail — 0.3%
HF Foods Group, Inc.
(b)
................ 92,015 295,368
Natural Grocers by Vitamin Cottage, Inc. .... 21,403 850,127
SpartanNash Co. .................... 77,416 1,418,261
Village Super Market, Inc. , Class A ........ 20,139 642,233
3,205,989
Containers & Packaging — 0.2%
Myers Industries, Inc. ................. 84,079 928,232
Ranpak Holdings Corp. , Class A
(b)
........ 98,364 676,745
1,604,977
Distributors — 0.2%
A-Mark Precious Metals, Inc. ............ 40,528 1,110,467
Weyco Group, Inc. ................... 13,985 525,137
1,635,604
Diversified Consumer Services — 1.5%
Allurion Technologies, Inc.
(a) (b)
............ 37,445 16,101
American Public Education, Inc.
(b)
......... 36,334 783,724
Beachbody Co., Inc. (The)
(b)
............. 7,180 44,157
Carriage Services, Inc. ................ 31,856 1,269,462
Legacy Education, Inc.
(b)
............... 7,731 64,322
Lincoln Educational Services Corp.
(b)
....... 61,310 969,924

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Nerdy, Inc. , Class A
(a) (b)
................ 174,091 $ 282,028
OneSpaWorld Holdings Ltd. ............. 230,730 4,591,527
Perdoceo Education Corp. .............. 135,864 3,596,320
Universal Technical Institute, Inc.
(b)
........ 91,089 2,341,898
Wag! Group Co.
(a) (b)
.................. 64,460 15,361
WW International, Inc.
(b)
............... 186,122 236,375
14,211,199
Diversified REITs — 0.5%
Alpine Income Property Trust, Inc. ........ 29,023 487,296
CTO Realty Growth, Inc. ............... 65,956 1,299,993
Gladstone Commercial Corp. ............ 96,621 1,569,125
Modiv Industrial, Inc. , Class C ........... 21,489 319,757
NexPoint Diversified Real Estate Trust ..... 75,492 460,501
One Liberty Properties, Inc. ............. 36,667 998,809
5,135,481
Diversified Telecommunication Services — 0.4%
Anterix, Inc.
(a) (b)
..................... 23,369 716,727
ATN International, Inc. ................ 23,702 398,431
Bandwidth, Inc. , Class A
(b)
.............. 57,235 974,140
IDT Corp. , Class B ................... 35,405 1,682,445
3,771,743
Electric Utilities — 0.0%
Genie Energy Ltd. , Class B ............. 29,039 452,718
Electrical Equipment — 1.2%
Allient, Inc. ........................ 33,273 807,868
American Superconductor Corp.
(a) (b)
....... 80,084 1,972,469
Amprius Technologies, Inc.
(a) (b)
........... 35,400 99,120
Babcock & Wilcox Enterprises, Inc.
(a) (b)
...... 141,233 231,622
Beam Global
(a) (b)
.................... 33,519 106,255
Blink Charging Co.
(a) (b)
................. 219,674 305,347
Broadwind, Inc.
(b)
.................... 45,043 84,681
Energy Vault Holdings, Inc.
(a) (b)
........... 237,748 542,065
Espey Mfg. & Electronics Corp. .......... 3,497 105,435
Flux Power Holdings, Inc.
(b)
............. 27,993 44,229
Freyr Battery, Inc.
(a) (b)
................. 256,373 661,442
Ideal Power, Inc.
(a) (b)
.................. 17,080 128,954
LSI Industries, Inc. ................... 65,684 1,275,583
NANO Nuclear Energy, Inc.
(a) (b)
........... 10,229 254,651
NeoVolta, Inc.
(a) (b)
.................... 66,022 343,975
Pioneer Power Solutions, Inc. ........... 17,209 71,073
Preformed Line Products Co. ............ 5,535 707,318
Servotronics, Inc.
(b)
................... 2,331 25,844
SES AI Corp. , Class A
(a) (b)
.............. 291,165 637,651
SKYX Platforms Corp.
(b)
............... 171,225 198,621
SolarMax Technology, Inc.
(b)
............. 57,417 93,016
Solidion Technology, Inc.
(a) (b)
............ 107,031 74,568
Stem, Inc.
(a) (b)
...................... 357,949 215,843
Thermon Group Holdings, Inc.
(b)
.......... 76,402 2,198,086
Tigo Energy, Inc.
(b)
................... 62,146 61,208
TPI Composites, Inc.
(a) (b)
............... 106,766 201,788
Ultralife Corp.
(b)
..................... 23,146 172,438
11,621,150
Electronic Equipment, Instruments & Components — 2.7%
908 Devices, Inc.
(b)
................... 54,895 120,769
Aeva Technologies, Inc.
(a) (b)
............. 52,477 249,266
Airgain, Inc.
(a) (b)
..................... 19,710 139,153
Arlo Technologies, Inc.
(a) (b)
.............. 223,936 2,505,844
Bel Fuse, Inc. , Class A ................ 3,923 353,384
Bel Fuse, Inc. , Class B, NVS ............ 23,778 1,960,971
Cepton, Inc.
(b)
...................... 17,158 55,935
Climb Global Solutions, Inc. ............. 9,651 1,223,264
Coda Octopus Group, Inc.
(a) (b)
........... 9,656 75,606
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Daktronics, Inc.
(b)
.................... 91,816 $ 1,548,018
Evolv Technologies Holdings, Inc.
(a) (b)
...... 303,044 1,197,024
FARO Technologies, Inc.
(b)
.............. 44,573 1,130,371
Frequency Electronics, Inc. ............. 15,329 283,893
Identiv, Inc.
(a) (b)
...................... 52,964 193,848
Interlink Electronics, Inc.
(b)
.............. 3,645 22,672
Key Tronic Corp.
(b)
................... 23,374 97,470
Kimball Electronics, Inc.
(b)
.............. 56,159 1,051,858
LGL Group, Inc. (The)
(b)
............... 6,276 37,468
LightPath Technologies, Inc. , Class A
(b)
..... 88,295 311,681
Lightwave Logic, Inc.
(a) (b)
............... 275,010 577,521
Luna Innovations, Inc.
(a) (b)
.............. 76,005 164,171
MicroVision, Inc.
(a) (b)
.................. 477,683 625,765
M-Tron Industries, Inc.
(b)
............... 5,131 248,494
MultiSensor AI Holdings, Inc.
(a) (b)
.......... 23,336 42,938
Neonode, Inc.
(a) (b)
.................... 27,360 225,173
nLight, Inc.
(b)
....................... 106,511 1,117,300
Nortech Systems, Inc.
(b)
............... 2,222 24,220
Ouster, Inc. , Class A
(a) (b)
............... 106,230 1,298,131
Powerfleet, Inc.
(a) (b)
................... 216,484 1,441,783
Red Cat Holdings, Inc.
(a) (b)
.............. 132,243 1,699,322
Research Frontiers, Inc.
(b)
.............. 70,625 120,769
RF Industries Ltd.
(b)
.................. 21,581 84,382
Richardson Electronics Ltd. ............. 28,454 399,210
ScanSource, Inc.
(b)
................... 54,727 2,596,796
SmartRent, Inc. , Class A
(b)
.............. 437,086 764,900
Sono-Tek Corp.
(b)
.................... 18,160 72,822
Vishay Precision Group, Inc.
(b)
........... 27,442 644,064
Vuzix Corp.
(a) (b)
..................... 136,017 535,907
Wrap Technologies, Inc.
(a) (b)
............. 78,102 165,576
25,407,739
Energy Equipment & Services — 1.4%
Bristow Group, Inc.
(b)
................. 56,276 1,930,267
Dawson Geophysical Co. .............. 12,149 15,915
DMC Global, Inc.
(b)
................... 45,326 333,146
Drilling Tools International Corp.
(b)
......... 27,198 88,938
Energy Services of America Corp. ........ 26,100 329,382
Forum Energy Technologies, Inc.
(b)
........ 26,447 409,664
Geospace Technologies Corp.
(a) (b)
......... 27,928 279,839
Gulf Island Fabrication, Inc.
(b)
............ 30,780 209,612
KLX Energy Services Holdings, Inc.
(a) (b)
..... 32,860 163,643
Mammoth Energy Services, Inc.
(b)
......... 55,594 166,782
Natural Gas Services Group, Inc.
(b)
........ 24,583 658,824
NCS Multistage Holdings, Inc.
(b)
.......... 1,772 46,001
Nine Energy Service, Inc.
(a) (b)
............ 58,611 65,644
NPK International, Inc.
(a) (b)
.............. 192,324 1,475,125
Oil States International, Inc.
(b)
............ 137,886 697,703
Profire Energy, Inc.
(b)
................. 81,748 207,640
Ranger Energy Services, Inc. , Class A ...... 35,860 555,113
SEACOR Marine Holdings, Inc.
(b)
......... 55,558 364,461
Select Water Solutions, Inc. , Class A ....... 209,156 2,769,225
Smart Sand, Inc. .................... 67,685 152,291
Solaris Energy Infrastructure, Inc. , Class A ... 57,609 1,657,987
TETRA Technologies, Inc.
(b)
............. 287,207 1,028,201
13,605,403
Entertainment — 0.3%
CuriosityStream, Inc. , Class A ........... 62,709 95,945
Gaia, Inc. , Class A
(b)
.................. 25,107 112,730
Golden Matrix Group, Inc.
(a) (b)
............ 49,514 98,038
Kartoon Studios, Inc.
(a) (b)
............... 76,597 45,192
LiveOne, Inc.
(b)
..................... 173,794 255,477
Marcus Corp. (The) .................. 53,607 1,152,550
Mega Matrix, Inc.
(a) (b)
.................. 75,310 104,681

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
Playstudios, Inc. , Class A
(b)
............. 203,594 $ 378,685
PodcastOne, Inc.
(b)
................... 11,972 26,458
Reading International, Inc. , Class A, NVS
(a) (b)
. 34,330 45,316
Reservoir Media, Inc.
(a) (b)
............... 45,197 409,033
Skillz, Inc. , Class A
(a) (b)
................ 38,163 191,960
2,916,065
Financial Services — 1.4%
Acacia Research Corp.
(a) (b)
.............. 86,751 376,499
Alerus Financial Corp. ................ 51,398 988,897
Banco Latinoamericano de Comercio Exterior
SA , Class E ..................... 62,802 2,233,867
Cantaloupe, Inc.
(b)
................... 133,839 1,272,809
Cass Information Systems, Inc. .......... 31,005 1,268,414
I3 Verticals, Inc. , Class A
(b)
.............. 52,966 1,220,337
International Money Express, Inc.
(b)
........ 72,637 1,513,029
NewtekOne, Inc. .................... 55,741 711,813
Onity Group, Inc.
(b)
................... 14,825 455,276
Paysign, Inc.
(b)
...................... 76,291 230,399
Priority Technology Holdings, Inc.
(b)
........ 42,168 495,474
Security National Financial Corp. , Class A
(b)
.. 31,157 374,819
Sezzle, Inc.
(a) (b)
..................... 5,334 1,364,437
SWK Holdings Corp.
(b)
................ 8,048 127,641
Usio, Inc.
(b)
........................ 50,216 73,315
Velocity Financial, Inc.
(b)
............... 20,444 399,885
Waterstone Financial, Inc. .............. 36,845 495,197
XBP Europe Holdings, Inc.
(a) (b)
........... 66,860 72,877
13,674,985
Food Products — 0.9%
Alico, Inc.
(a)
........................ 16,109 417,706
Bridgford Foods Corp.
(a) (b)
.............. 3,901 41,000
Calavo Growers, Inc. ................. 38,229 974,839
Farmer Bros Co.
(b)
................... 36,173 65,111
Forafric Global plc
(a) (b)
................. 12,319 126,270
Lifeway Foods, Inc.
(b)
................. 10,439 258,887
Limoneira Co. ...................... 37,979 928,966
Mama's Creations, Inc.
(b)
............... 75,629 602,007
Seneca Foods Corp. , Class A
(b)
.......... 10,734 850,777
SunOpta, Inc.
(b)
..................... 216,537 1,667,335
Vital Farms, Inc.
(b)
................... 76,324 2,876,652
8,809,550
Gas Utilities — 0.0%
RGC Resources, Inc. ................. 19,067 382,484
Ground Transportation — 0.4%
Covenant Logistics Group, Inc. , Class A ..... 18,483 1,007,509
FTAI Infrastructure, Inc. ................ 230,555 1,673,829
PAMT Corp.
(b)
...................... 13,855 226,945
Proficient Auto Logistics, Inc.
(a) (b)
.......... 35,938 290,020
Universal Logistics Holdings, Inc. ......... 15,595 716,434
3,914,737
Health Care Equipment & Supplies — 2.8%
Accuray, Inc.
(a) (b)
..................... 220,246 436,087
AngioDynamics, Inc.
(b)
................ 88,229 808,178
Apyx Medical Corp.
(b)
................. 66,898 105,699
Artivion, Inc.
(b)
...................... 90,987 2,601,318
Aspira Women's Health, Inc.
(b)
........... 20,280 14,297
Autonomix Medical, Inc.
(a) (b)
............. 1,611 6,057
AxoGen, Inc.
(b)
...................... 97,150 1,601,032
Beyond Air, Inc.
(b)
.................... 102,419 36,717
Bioventus, Inc. , Class A
(b)
.............. 87,640 920,220
Ceribell, Inc.
(b)
...................... 28,031 725,442
Cerus Corp.
(b)
...................... 412,974 635,980
ClearPoint Neuro, Inc.
(b)
............... 59,949 922,016
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Co-Diagnostics, Inc.
(b)
................. 70,732 $ 53,049
Cutera, Inc.
(a) (b)
..................... 41,952 14,805
CVRx, Inc.
(b)
....................... 30,739 389,463
Delcath Systems, Inc.
(a) (b)
.............. 46,935 565,097
DIH Holdings US, Inc. , Class A
(a) (b)
........ 21,740 29,784
ElectroCore, Inc.
(a) (b)
.................. 11,873 192,461
Electromed, Inc.
(a) (b)
.................. 17,604 520,198
Envoy Medical, Inc. , Class A
(b)
........... 13,842 20,348
enVVeno Medical Corp.
(a) (b)
............. 24,209 73,111
FONAR Corp.
(b)
..................... 14,419 218,304
Fractyl Health, Inc.
(a) (b)
................. 78,567 161,848
HeartBeam, Inc.
(b)
................... 46,893 107,854
Inogen, Inc.
(b)
...................... 53,808 493,419
iRadimed Corp. ..................... 18,569 1,021,295
IRIDEX Corp.
(a) (b)
.................... 34,066 57,231
Kewaunee Scientific Corp.
(a) (b)
........... 5,742 355,258
KORU Medical Systems, Inc.
(a) (b)
.......... 84,020 323,477
LENSAR, Inc.
(b)
..................... 19,204 171,684
Modular Medical, Inc.
(a) (b)
............... 61,335 84,029
Monogram Technologies, Inc.
(b)
.......... 41,510 98,379
Myomo, Inc.
(a) (b)
..................... 64,270 413,899
Neuronetics, Inc.
(b)
................... 62,904 101,275
NeuroPace, Inc.
(b)
................... 31,517 352,675
Nevro Corp.
(b)
...................... 83,505 310,639
OraSure Technologies, Inc.
(b)
............ 164,934 595,412
Orchestra BioMed Holdings, Inc.
(a) (b)
....... 54,922 219,688
Orthofix Medical, Inc.
(b)
................ 78,552 1,371,518
OrthoPediatrics Corp.
(b)
................ 38,217 885,870
Outset Medical, Inc.
(a) (b)
................ 121,799 135,197
Owlet, Inc. , Class A
(b)
................. 17,762 79,041
Precision Optics Corp., Inc.
(b)
............ 10,421 50,229
Pro-Dex, Inc.
(a) (b)
.................... 4,344 203,082
Pulmonx Corp.
(a) (b)
................... 86,190 585,230
Pulse Biosciences, Inc.
(a) (b)
.............. 41,970 730,698
Retractable Technologies, Inc.
(b)
.......... 31,053 21,377
Rockwell Medical, Inc.
(b)
............... 70,256 143,322
Sanara Medtech, Inc.
(a) (b)
............... 9,236 306,635
Semler Scientific, Inc.
(a) (b)
............... 10,889 588,006
Sensus Healthcare, Inc.
(a) (b)
............. 34,701 240,131
SI-BONE, Inc.
(a) (b)
.................... 94,285 1,321,876
Sight Sciences, Inc.
(a) (b)
................ 80,958 294,687
Spectral AI, Inc. , Class A
(a) (b)
............. 23,484 66,460
Stereotaxis, Inc.
(b)
................... 126,844 289,204
Surmodics, Inc.
(b)
.................... 31,556 1,249,618
Tactile Systems Technology, Inc.
(b)
........ 54,233 929,011
Tela Bio, Inc.
(a) (b)
..................... 37,693 113,833
Utah Medical Products, Inc. ............. 7,577 465,758
Vivani Medical, Inc.
(b)
................. 48,642 56,425
Zimvie, Inc.
(b)
....................... 62,633 873,730
Zynex, Inc.
(a) (b)
...................... 35,546 284,723
27,043,386
Health Care Providers & Services — 1.5%
Accolade, Inc.
(b)
..................... 166,457 569,283
AirSculpt Technologies, Inc.
(a) (b)
.......... 30,747 159,577
Aveanna Healthcare Holdings, Inc.
(b)
....... 118,947 543,588
Biodesix, Inc.
(a) (b)
.................... 73,969 113,173
Castle Biosciences, Inc.
(b)
.............. 59,272 1,579,599
Cross Country Healthcare, Inc.
(b)
......... 74,319 1,349,633
Cryo-Cell International, Inc.
(a)
............ 12,587 93,270
DocGo, Inc.
(b)
...................... 233,030 988,047
Enzo Biochem, Inc. .................. 101,179 72,272
GeneDx Holdings Corp. , Class A
(a) (b)
....... 29,231 2,246,695
InfuSystem Holdings, Inc.
(b)
............. 45,549 384,889
Joint Corp. (The)
(b)
................... 25,283 268,758

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
ModivCare, Inc.
(a) (b)
................... 25,281 $ 299,327
Nano-X Imaging Ltd.
(a) (b)
............... 125,737 905,306
NeueHealth, Inc.
(b)
................... 6,302 46,761
Oncology Institute, Inc. (The)
(b)
........... 95,743 29,585
Pennant Group, Inc. (The)
(b)
............. 74,783 1,983,245
Performant Healthcare, Inc.
(b)
............ 163,657 494,244
Quipt Home Medical Corp.
(b)
............ 94,309 287,642
Sonida Senior Living, Inc.
(a) (b)
............ 10,749 248,087
Talkspace, Inc.
(b)
.................... 281,714 870,496
Viemed Healthcare, Inc.
(b)
.............. 78,721 631,342
14,164,819
Health Care REITs — 0.4%
Diversified Healthcare Trust ............. 500,131 1,150,301
Global Medical REIT, Inc. .............. 138,647 1,070,355
Strawberry Fields REIT, Inc. ............ 14,513 152,967
Universal Health Realty Income Trust ...... 29,430 1,095,090
3,468,713
Health Care Technology — 0.5%
DarioHealth Corp.
(a) (b)
................. 60,680 47,701
Forian, Inc.
(b)
....................... 43,574 89,762
Health Catalyst, Inc.
(b)
................. 136,498 965,041
HealthStream, Inc. ................... 55,956 1,779,401
iCAD, Inc.
(b)
........................ 52,620 96,295
LifeMD, Inc.
(a) (b)
..................... 83,860 415,107
OptimizeRx Corp.
(b)
.................. 40,521 196,932
Simulations Plus, Inc. ................. 36,377 1,014,554
TruBridge, Inc.
(b)
.................... 29,529 582,312
5,187,105
Hotel & Resort REITs — 0.2%
Ashford Hospitality Trust, Inc.
(a) (b)
......... 11,456 82,369
Braemar Hotels & Resorts, Inc. .......... 151,001 453,003
Chatham Lodging Trust ................ 110,108 985,466
1,520,838
Hotels, Restaurants & Leisure — 1.3%
Ark Restaurants Corp. ................ 4,374 48,114
Biglari Holdings, Inc. , Class B, NVS
(b)
...... 1,679 426,953
BJ's Restaurants, Inc.
(a) (b)
.............. 43,453 1,526,721
Canterbury Park Holding Corp. ........... 7,665 161,042
Century Casinos, Inc.
(b)
................ 64,046 207,509
Denny's Corp.
(b)
..................... 115,617 699,483
El Pollo Loco Holdings, Inc.
(b)
............ 59,386 685,314
Empire Resorts, Inc.
(a) (b) (c)
.............. 9,312 —
FAT Brands, Inc. , Class A .............. 11,989 63,781
Full House Resorts, Inc.
(a) (b)
............. 76,024 310,178
GAN Ltd.
(b)
........................ 102,230 186,059
Golden Entertainment, Inc. ............. 45,228 1,429,205
High Roller Technologies, Inc.
(b)
.......... 2,445 10,685
Inspired Entertainment, Inc.
(b)
............ 50,837 460,075
Kura Sushi USA, Inc. , Class A
(a) (b)
......... 13,580 1,230,076
Lindblad Expeditions Holdings, Inc.
(a) (b)
..... 82,532 978,830
Nathan's Famous, Inc. ................ 6,540 514,109
Noodles & Co. , Class A
(a) (b)
............. 92,702 53,656
ONE Group Hospitality, Inc. (The)
(a) (b)
...... 48,896 141,798
Pinstripes Holdings, Inc. , Class A
(a) (b)
....... 62,775 24,796
PlayAGS, Inc.
(b)
..................... 89,661 1,033,791
Potbelly Corp.
(b)
..................... 63,056 593,988
RCI Hospitality Holdings, Inc.
(a)
........... 19,217 1,104,401
Red Robin Gourmet Burgers, Inc.
(a) (b)
....... 35,519 194,999
Serve Robotics, Inc.
(a) (b)
................ 23,249 313,862
Vacasa, Inc. , Class A
(b)
................ 21,498 105,340
12,504,765
Security
Shares
Shares Value
Household Durables — 1.0%
Bassett Furniture Industries, Inc. ......... 19,082 $ 263,904
Beazer Homes USA, Inc.
(b)
............. 66,919 1,837,596
Ethan Allen Interiors, Inc. .............. 52,400 1,472,964
Flexsteel Industries, Inc. ............... 10,682 580,460
GoPro, Inc. , Class A
(b)
................. 288,607 314,582
Hamilton Beach Brands Holding Co. , Class A . 18,761 315,747
Hooker Furnishings Corp. .............. 24,571 344,240
Hovnanian Enterprises, Inc. , Class A
(b)
...... 11,400 1,525,548
iRobot Corp.
(b)
...................... 68,313 529,426
Landsea Homes Corp.
(b)
............... 41,711 354,126
Legacy Housing Corp.
(b)
............... 25,740 635,263
Lifetime Brands, Inc. .................. 28,744 169,877
Live Ventures, Inc.
(b)
.................. 2,294 21,403
Lovesac Co. (The)
(a) (b)
................. 32,537 769,825
Purple Innovation, Inc.
(a) (b)
.............. 131,478 102,553
Traeger, Inc.
(a) (b)
..................... 79,369 189,692
United Homes Group, Inc. , Class A
(a) (b)
...... 13,017 55,062
Universal Electronics, Inc.
(a) (b)
............ 25,044 275,484
VOXX International Corp. , Class A
(a) (b)
...... 26,913 198,618
9,956,370
Household Products — 0.1%
Oil-Dri Corp. of America ............... 11,223 983,584
Independent Power and Renewable Electricity Producers
— 0.1%
(a)(b)
Altus Power, Inc. , Class A .............. 173,822 707,455
Spruce Power Holding Corp. ............ 39,069 116,035
823,490
Industrial REITs — 0.2%
Industrial Logistics Properties Trust ........ 148,112 540,609
Plymouth Industrial REIT, Inc. ........... 91,641 1,631,210
2,171,819
Insurance — 2.1%
Ambac Financial Group, Inc.
(b)
........... 104,051 1,316,245
American Coastal Insurance Corp.
(b)
....... 55,420 745,953
Atlantic American Corp. ............... 10,115 15,172
Bowhead Specialty Holdings, Inc.
(b)
........ 26,604 944,974
Citizens, Inc. , Class A
(a) (b)
.............. 114,650 459,746
Crawford & Co. , Class A, NVS ........... 35,135 406,161
Donegal Group, Inc. , Class A ............ 35,039 542,053
eHealth, Inc.
(b)
...................... 64,363 605,012
Fundamental Global, Inc.
(b)
............. 1,604 37,277
GoHealth, Inc. , Class A
(b)
............... 10,392 139,149
Greenlight Capital Re Ltd. , Class A
(b)
....... 63,391 887,474
HCI Group, Inc. ..................... 18,973 2,210,924
Heritage Insurance Holdings, Inc.
(b)
........ 52,398 634,016
Hippo Holdings, Inc.
(b)
................. 46,076 1,233,455
ICC Holdings, Inc.
(b)
.................. 4,632 107,740
Investors Title Co.
(a)
.................. 3,275 775,389
James River Group Holdings Ltd. ......... 85,398 415,888
Kingstone Cos., Inc.
(a) (b)
................ 22,637 343,856
Kingsway Financial Services, Inc.
(b)
........ 29,778 249,242
Maiden Holdings Ltd.
(a) (b)
............... 200,079 338,134
MBIA, Inc.
(b)
....................... 102,165 659,986
NI Holdings, Inc.
(b)
................... 17,815 279,696
Root, Inc. , Class A
(a) (b)
................. 19,783 1,436,048
Selectquote, Inc.
(b)
................... 310,932 1,156,667
Tiptree, Inc. ....................... 57,936 1,208,545
United Fire Group, Inc. ................ 48,055 1,367,165
Universal Insurance Holdings, Inc. ........ 54,019 1,137,640
19,653,607

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Interactive Media & Services — 0.9%
(b)
DHI Group, Inc. ..................... 96,255 $ 170,371
EverQuote, Inc. , Class A ............... 57,588 1,151,184
fuboTV, Inc. ....................... 737,921 929,781
GameSquare Holdings, Inc.
(a)
............ 50,783 42,150
IZEA Worldwide, Inc. ................. 34,844 95,821
MediaAlpha, Inc. , Class A .............. 68,478 773,117
Nextdoor Holdings, Inc. , Class A .......... 394,857 935,811
Outbrain, Inc. ...................... 89,785 644,656
Paltalk, Inc.
(a)
...................... 13,768 27,398
PSQ Holdings, Inc. , Class A ............. 8,368 37,991
QuinStreet, Inc.
(a)
.................... 123,439 2,847,738
System1, Inc. , Class A
(a)
............... 55,403 49,769
Travelzoo
(a)
........................ 14,572 290,711
TrueCar, Inc. ....................... 196,451 732,762
Zedge, Inc. , Class B .................. 24,347 65,493
8,794,753
IT Services — 2.1%
Applied Digital Corp.
(b)
................ 439,195 3,355,450
Backblaze, Inc. , Class A
(b)
.............. 91,333 549,825
BigBear.ai Holdings, Inc.
(a) (b)
............. 235,809 1,049,350
Brand Engagement Network, Inc.
(a) (b)
....... 11,112 10,823
Brightcove, Inc.
(b)
.................... 101,824 442,934
Core Scientific, Inc.
(a) (b)
................ 408,608 5,740,943
Couchbase, Inc.
(a) (b)
.................. 91,202 1,421,839
Crexendo, Inc.
(b)
.................... 30,262 158,270
CSP, Inc. ......................... 15,660 251,656
Data Storage Corp.
(a) (b)
................ 9,217 38,988
Grid Dynamics Holdings, Inc. , Class A
(b)
..... 130,884 2,910,860
Hackett Group, Inc. (The) .............. 58,032 1,782,743
Information Services Group, Inc. .......... 81,814 273,259
Rackspace Technology, Inc.
(b)
........... 154,878 342,280
Research Solutions, Inc.
(b)
.............. 54,806 227,445
Tucows, Inc. , Class A
(a) (b)
............... 18,117 310,525
Unisys Corp.
(b)
...................... 150,784 954,463
19,821,653
Leisure Products — 0.6%
American Outdoor Brands, Inc.
(b)
......... 28,763 438,348
AMMO, Inc.
(b)
...................... 207,430 228,173
Clarus Corp. ....................... 69,470 313,310
Escalade, Inc. ...................... 23,079 329,568
Funko, Inc. , Class A
(b)
................. 71,554 958,108
JAKKS Pacific, Inc.
(b)
................. 18,488 520,437
Johnson Outdoors, Inc. , Class A .......... 10,783 355,839
Latham Group, Inc.
(b)
................. 92,843 646,187
Marine Products Corp. ................ 20,420 187,252
MasterCraft Boat Holdings, Inc.
(b)
......... 37,523 715,564
Smith & Wesson Brands, Inc. ............ 102,802 1,038,814
Solo Brands, Inc. , Class A
(a) (b)
............ 64,002 72,962
5,804,562
Life Sciences Tools & Services — 1.2%
(b)
Adaptive Biotechnologies Corp. .......... 265,234 1,590,078
Akoya Biosciences, Inc.
(a)
.............. 61,422 140,656
Alpha Teknova, Inc. .................. 20,506 171,225
BioLife Solutions, Inc. ................. 82,574 2,143,621
Champions Oncology, Inc.
(a)
............. 16,075 137,763
ChromaDex Corp.
(a)
.................. 113,414 601,661
Codexis, Inc. ....................... 184,279 879,011
Conduit Pharmaceuticals, Inc.
(a)
.......... 113,113 7,760
Harvard Bioscience, Inc. ............... 94,080 198,509
Inotiv, Inc.
(a)
........................ 49,821 206,259
Lifecore Biomedical, Inc.
(a)
.............. 52,167 387,601
MaxCyte, Inc.
(a)
..................... 239,546 996,511
Nautilus Biotechnology, Inc. ............. 113,528 190,727
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
OmniAb, Inc.
(a)
...................... 211,101 $ 747,298
Personalis, Inc.
(a)
.................... 81,100 468,758
Quanterix Corp. ..................... 82,243 874,243
Quantum-Si, Inc. , Class A
(a)
............. 232,611 628,050
Seer, Inc. , Class A
(a)
.................. 128,565 296,985
Standard BioTools, Inc.
(a)
............... 675,638 1,182,366
11,849,082
Machinery — 2.7%
374Water, Inc.
(a) (b)
................... 155,478 106,129
Blue Bird Corp.
(b)
.................... 73,667 2,845,756
Columbus McKinnon Corp. ............. 65,044 2,422,239
Commercial Vehicle Group, Inc.
(b)
......... 78,491 194,658
Douglas Dynamics, Inc. ............... 51,867 1,225,617
Eastern Co. (The) ................... 12,015 318,878
FreightCar America, Inc.
(a) (b)
............. 35,513 318,196
Gencor Industries, Inc.
(b)
............... 23,752 419,223
Graham Corp.
(b)
..................... 23,521 1,045,979
Hurco Cos., Inc. ..................... 14,048 270,986
Hyliion Holdings Corp. , Class A
(a) (b)
........ 328,701 857,910
Hyster-Yale, Inc. , Class A .............. 26,242 1,336,505
L B Foster Co. , Class A
(a) (b)
............. 20,678 556,238
Luxfer Holdings plc .................. 61,245 801,697
Manitex International, Inc.
(b)
............. 34,633 200,871
Manitowoc Co., Inc. (The)
(b)
............. 78,631 717,901
Mayville Engineering Co., Inc.
(b)
.......... 29,433 462,687
Miller Industries, Inc. ................. 25,454 1,663,673
NN, Inc.
(b)
......................... 106,180 347,209
Novusterra, Inc.
(a) (b)
.................. 12,894 —
Palladyne AI Corp.
(a) (b)
................. 51,076 626,703
Park-Ohio Holdings Corp. .............. 20,503 538,614
Perma-Pipe International Holdings, Inc.
(a) (b)
... 18,022 269,429
REV Group, Inc.
(a)
................... 117,719 3,751,705
Shyft Group, Inc. (The) ................ 77,370 908,324
Taylor Devices, Inc.
(b)
................. 6,630 275,941
TechPrecision Corp.
(a) (b)
................ 16,973 62,630
Titan International, Inc.
(b)
............... 114,995 780,816
Twin Disc, Inc.
(a)
..................... 25,712 302,116
Wabash National Corp. ................ 98,333 1,684,444
Xos, Inc.
(b)
........................ 11,164 36,171
25,349,245
Marine Transportation — 0.3%
Genco Shipping & Trading Ltd. ........... 96,501 1,345,224
Himalaya Shipping Ltd. ................ 68,706 333,911
Pangaea Logistics Solutions Ltd. ......... 71,334 382,350
Safe Bulkers, Inc. ................... 137,428 490,618
2,552,103
Media — 1.1%
Boston Omaha Corp. , Class A
(a) (b)
......... 56,650 803,297
Cardlytics, Inc.
(b)
.................... 93,902 348,376
Clear Channel Outdoor Holdings, Inc.
(b)
..... 808,956 1,108,270
comScore, Inc.
(b)
.................... 9,388 54,826
Creative Realities, Inc.
(b)
............... 12,354 30,267
Cumulus Media, Inc. , Class A
(a) (b)
......... 36,842 24,058
Direct Digital Holdings, Inc. , Class A
(a) (b)
..... 8,023 12,757
Emerald Holding, Inc.
(a)
................ 35,787 172,493
Entravision Communications Corp. , Class A .. 142,171 334,102
EW Scripps Co. (The) , Class A
(b)
......... 141,253 312,169
Fluent, Inc.
(a) (b)
...................... 16,669 42,006
Gambling.com Group Ltd.
(b)
............. 39,725 559,328
Gannett Co., Inc.
(b)
................... 325,477 1,646,914
Harte Hanks, Inc.
(a) (b)
................. 14,934 76,910
iHeartMedia, Inc. , Class A
(b)
............. 239,111 473,440
Innovid Corp.
(b)
..................... 249,099 769,716

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Lee Enterprises, Inc.
(a) (b)
............... 12,841 $ 189,790
Marchex, Inc. , Class B
(b)
............... 48,995 85,741
National CineMedia, Inc.
(b)
.............. 159,765 1,060,840
Saga Communications, Inc. , Class A ....... 9,195 101,421
SPAR Group, Inc.
(b)
.................. 23,182 44,973
Thryv Holdings, Inc.
(b)
................. 85,286 1,262,233
Townsquare Media, Inc. , Class A ......... 30,284 275,281
Urban One, Inc. , Class D, NVS
(b)
......... 28,321 28,179
WideOpenWest, Inc.
(b)
................ 114,603 568,431
10,385,818
Metals & Mining — 1.4%
5E Advanced Materials, Inc.
(a) (b)
.......... 92,301 59,073
American Battery Technology Co.
(a) (b)
....... 110,578 272,022
Ampco-Pittsburgh Corp.
(b)
.............. 31,716 66,286
Ascent Industries Co.
(b)
................ 16,299 182,223
Caledonia Mining Corp. plc ............. 37,594 353,760
Contango ORE, Inc.
(b)
................. 24,204 242,524
Critical Metals Corp.
(a) (b)
................ 18,925 128,501
Dakota Gold Corp.
(b)
.................. 160,451 352,992
Friedman Industries, Inc. ............... 15,619 238,814
Hycroft Mining Holding Corp. , Class A
(a) (b)
.... 46,738 103,291
i-80 Gold Corp.
(a) (b)
................... 731,494 354,775
Idaho Strategic Resources, Inc.
(a) (b)
........ 26,182 266,795
Ivanhoe Electric, Inc.
(a) (b)
............... 191,346 1,444,662
Lifezone Metals Ltd.
(a) (b)
................ 83,571 580,818
Metallus, Inc.
(b)
..................... 98,075 1,385,800
NioCorp Developments Ltd.
(a) (b)
.......... 59,232 91,810
Olympic Steel, Inc. ................... 22,694 744,590
Perpetua Resources Corp.
(b)
............ 88,252 941,649
Piedmont Lithium, Inc.
(a) (b)
.............. 40,895 357,422
Radius Recycling, Inc. , Class A .......... 60,225 916,624
Ramaco Resources, Inc. , Class A ......... 60,055 616,164
Ramaco Resources, Inc. , Class B ......... 12,320 121,722
SunCoke Energy, Inc. ................. 191,890 2,053,223
Tredegar Corp.
(b)
.................... 60,190 462,259
Universal Stainless & Alloy Products, Inc.
(b)
.. 20,155 887,425
US Gold Corp.
(a) (b)
................... 18,933 116,059
US Goldmining, Inc.
(b)
................. 5,359 46,141
13,387,424
Mortgage Real Estate Investment Trusts (REITs) — 1.7%
ACRES Commercial Realty Corp.
(a) (b)
...... 15,218 245,771
Advanced Flower Capital, Inc. ........... 39,107 325,761
AG Mortgage Investment Trust, Inc. ....... 66,616 442,996
Angel Oak Mortgage REIT, Inc. .......... 27,445 254,690
Ares Commercial Real Estate Corp. ....... 121,929 718,162
ARMOUR Residential REIT, Inc. .......... 128,348 2,420,643
Cherry Hill Mortgage Investment Corp. ..... 69,066 182,334
Chicago Atlantic Real Estate Finance, Inc. ... 39,612 610,817
Dynex Capital, Inc. ................... 181,247 2,292,775
Ellington Financial, Inc. ................ 193,570 2,346,068
Franklin BSP Realty Trust, Inc. ........... 188,349 2,361,897
Granite Point Mortgage Trust, Inc. ........ 116,175 324,128
Invesco Mortgage Capital, Inc. ........... 125,813 1,012,795
Lument Finance Trust, Inc. ............. 73,035 188,430
Manhattan Bridge Capital, Inc. ........... 21,581 121,070
Nexpoint Real Estate Finance, Inc. ........ 18,702 293,434
Orchid Island Capital, Inc. .............. 179,759 1,398,525
Rithm Property Trust, Inc. .............. 91,372 271,375
Sachem Capital Corp. ................. 105,541 142,480
Seven Hills Realty Trust ............... 29,976 392,086
Sunrise Realty Trust, Inc. .............. 13,093 184,350
16,530,587
Security
Shares
Shares Value
Multi-Utilities — 0.2%
Unitil Corp. ........................ 36,700 $ 1,988,773
Office REITs — 0.4%
City Office REIT, Inc. ................. 88,371 487,808
Creative Media & Community Trust Corp. .... 29,521 6,642
Franklin Street Properties Corp. .......... 224,913 411,591
NET Lease Office Properties
(a) (b)
.......... 34,034 1,062,201
Office Properties Income Trust ........... 115,387 115,364
Orion Office REIT, Inc. ................ 127,198 471,905
Peakstone Realty Trust , Class E ......... 83,532 924,699
Postal Realty Trust, Inc. , Class A ......... 50,539 659,534
4,139,744
Oil, Gas & Consumable Fuels — 2.7%
Adams Resources & Energy, Inc. ......... 5,865 221,404
Aemetis, Inc.
(a) (b)
.................... 83,756 225,304
American Carbon Corp.
(a) (b)
............. 35,327 —
American Resources Corp. , Class A
(a) (b)
..... 95,141 96,092
Amplify Energy Corp.
(a) (b)
............... 89,802 538,812
Ardmore Shipping Corp. ............... 95,024 1,154,542
Battalion Oil Corp.
(b)
.................. 9,061 15,585
Berry Corp. ........................ 174,976 722,651
Centrus Energy Corp. , Class A
(a) (b)
........ 33,152 2,208,255
Clean Energy Technologies, Inc.
(a) (b)
....... 31,340 19,211
Diversified Energy Co. plc
(d)
............. 107,620 1,808,016
Empire Petroleum Corp.
(a) (b)
............. 33,891 257,572
Encore Energy Corp.
(a) (b)
............... 415,843 1,418,025
Energy Fuels, Inc.
(a) (b)
................. 429,585 2,203,771
Epsilon Energy Ltd. .................. 48,016 298,179
Evolution Petroleum Corp. .............. 71,139 372,057
FutureFuel Corp. .................... 60,473 319,902
Granite Ridge Resources, Inc. ........... 120,266 776,918
Hallador Energy Co.
(a) (b)
................ 57,978 663,848
Kolibri Global Energy, Inc.
(a) (b)
............ 69,599 370,267
Lightbridge Corp.
(a) (b)
.................. 33,140 156,752
NACCO Industries, Inc. , Class A .......... 9,250 275,835
Nordic American Tankers Ltd. ........... 466,762 1,166,905
PHX Minerals, Inc. , Class A
(a)
............ 81,611 326,444
PrimeEnergy Resources Corp.
(b)
.......... 1,578 346,513
REX American Resources Corp.
(b)
........ 35,279 1,470,781
Riley Exploration Permian, Inc. ........... 26,052 831,580
Ring Energy, Inc.
(a) (b)
.................. 342,185 465,372
Sable Offshore Corp. , Class A
(a) (b)
......... 115,598 2,647,194
SandRidge Energy, Inc. ............... 73,526 860,989
Stabilis Solutions, Inc.
(b)
............... 6,253 33,454
Teekay Corp. Ltd. ................... 125,994 873,138
Ur-Energy, Inc.
(a) (b)
................... 808,032 929,237
US Energy Corp.
(b)
................... 14,686 23,938
VAALCO Energy, Inc. ................. 238,629 1,042,809
Verde Clean Fuels, Inc. , Class A
(a) (b)
....... 7,176 29,170
Vivakor, Inc.
(b)
...................... 24,295 29,154
W&T Offshore, Inc. ................... 228,298 378,975
25,578,651
Paper & Forest Products — 0.3%
(b)
Clearwater Paper Corp. ............... 37,150 1,105,955
Magnera Corp.
(a)
.................... 80,840 1,468,863
2,574,818
Passenger Airlines — 0.1%
Blade Air Mobility, Inc. , Class A
(b)
......... 132,805 564,421
Personal Care Products — 0.4%
AXIL Brands, Inc.
(b)
................... 7,391 28,529
Beauty Health Co. (The) , Class A
(a) (b)
....... 170,906 271,740
FitLife Brands, Inc.
(a) (b)
................. 3,573 116,480
Honest Co., Inc. (The)
(b)
............... 189,134 1,310,699

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products (continued)
Lifevantage Corp.
(a)
.................. 22,500 $ 394,425
Medifast, Inc.
(b)
..................... 24,676 434,791
Natural Alternatives International, Inc.
(b)
..... 10,257 44,002
Natural Health Trends Corp. ............ 18,543 85,669
Nature's Sunshine Products, Inc.
(b)
........ 29,100 426,606
Safety Shot, Inc.
(a) (b)
.................. 96,078 69,176
Synergy CHC Corp.
(b)
................. 1,802 7,929
United-Guardian, Inc. ................. 7,895 76,187
Veru, Inc.
(b)
........................ 305,100 198,468
3,464,701
Pharmaceuticals — 4.5%
Aclaris Therapeutics, Inc.
(a) (b)
............ 160,085 397,011
ALT5 Sigma Corp.
(b)
.................. 26,085 121,295
Alto Neuroscience, Inc.
(b)
............... 49,393 208,932
Alumis, Inc.
(b)
...................... 31,896 250,703
Amylyx Pharmaceuticals, Inc.
(b)
.......... 142,981 540,468
AN2 Therapeutics, Inc.
(b)
............... 35,947 49,607
Anebulo Pharmaceuticals, Inc.
(b)
.......... 3,563 5,986
Aquestive Therapeutics, Inc.
(a) (b)
.......... 170,166 605,791
Atea Pharmaceuticals, Inc.
(b)
............ 176,489 591,238
Athira Pharma, Inc.
(a) (b)
................ 75,558 44,330
BioAge Labs, Inc.
(a) (b)
................. 27,503 159,242
Biote Corp. , Class A
(b)
................. 62,852 388,425
CalciMedica, Inc.
(b)
................... 14,745 52,197
Clearside Biomedical, Inc.
(b)
............. 165,101 156,846
Cognition Therapeutics, Inc.
(a) (b)
.......... 72,598 50,913
Collegium Pharmaceutical, Inc.
(a) (b)
........ 73,472 2,104,973
Contineum Therapeutics, Inc. , Class A
(a) (b)
... 23,879 349,827
CorMedix, Inc.
(a) (b)
................... 138,873 1,124,871
Enliven Therapeutics, Inc.
(a) (b)
............ 80,658 1,814,805
Esperion Therapeutics, Inc.
(a) (b)
........... 432,677 951,889
Eton Pharmaceuticals, Inc.
(b)
............ 44,960 598,867
Evolus, Inc.
(b)
...................... 126,579 1,397,432
EyePoint Pharmaceuticals, Inc.
(b)
......... 149,526 1,113,969
Fulcrum Therapeutics, Inc.
(a) (b)
........... 142,072 667,738
Harrow, Inc.
(a) (b)
..................... 69,989 2,348,131
Ikena Oncology, Inc.
(a) (b)
............... 63,141 103,551
Journey Medical Corp.
(a) (b)
.............. 18,233 71,291
Liquidia Corp.
(a) (b)
.................... 145,146 1,706,917
Lyra Therapeutics, Inc.
(a) (b)
.............. 112,687 23,259
Marinus Pharmaceuticals, Inc.
(a) (b)
......... 127,849 68,412
MBX Biosciences, Inc.
(a) (b)
.............. 25,631 472,379
MediWound Ltd.
(a) (b)
.................. 18,199 323,942
Mind Medicine MindMed, Inc.
(b)
.......... 184,501 1,284,127
Nektar Therapeutics
(b)
................. 408,447 379,856
Nuvation Bio, Inc. , Class A
(a) (b)
........... 415,357 1,104,850
Ocular Therapeutix, Inc.
(a) (b)
............. 356,517 3,044,655
Omeros Corp.
(a) (b)
.................... 128,100 1,265,628
Optinose, Inc.
(a) (b)
.................... 11,284 75,375
Opus Genetics, Inc.
(a) (b)
................ 58,445 69,550
Oramed Pharmaceuticals, Inc.
(a) (b)
......... 85,805 207,648
Phathom Pharmaceuticals, Inc.
(a) (b)
........ 89,730 728,608
Phibro Animal Health Corp. , Class A ....... 46,820 983,220
ProPhase Labs, Inc.
(a) (b)
................ 38,370 29,050
Rapport Therapeutics, Inc.
(a) (b)
........... 21,297 377,809
Relmada Therapeutics, Inc.
(a) (b)
........... 55,336 28,775
Revance Therapeutics, Inc.
(b)
............ 238,249 724,277
Reviva Pharmaceuticals Holdings, Inc.
(a) (b)
... 53,214 96,317
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 1,421,381 )
(a) (b) (e)
.................. 135,628 57,334
scPharmaceuticals, Inc.
(a) (b)
............. 88,964 314,933
SCYNEXIS, Inc.
(a) (b)
.................. 83,904 101,524
SIGA Technologies, Inc. ............... 106,210 638,322
Tarsus Pharmaceuticals, Inc.
(a) (b)
.......... 84,290 4,667,137
Security
Shares
Shares Value
Pharmaceuticals (continued)
Telomir Pharmaceuticals, Inc.
(a) (b)
......... 43,690 $ 180,003
Terns Pharmaceuticals, Inc.
(b)
............ 160,826 890,976
Theravance Biopharma, Inc.
(a) (b)
.......... 83,983 790,280
Third Harmonic Bio, Inc.
(b)
.............. 45,085 463,925
Trevi Therapeutics, Inc.
(a) (b)
............. 138,448 570,406
Ventyx Biosciences, Inc.
(a) (b)
............. 140,408 307,493
Verrica Pharmaceuticals, Inc.
(b)
........... 43,749 30,624
VYNE Therapeutics, Inc.
(b)
.............. 36,037 120,724
WaVe Life Sciences Ltd.
(b)
.............. 211,121 2,611,567
Xeris Biopharma Holdings, Inc.
(b)
......... 321,145 1,088,682
Zevra Therapeutics, Inc.
(b)
.............. 121,038 1,009,457
43,108,369
Professional Services — 2.0%
Aeries Technology, Inc.
(b)
............... 37,289 34,679
Asure Software, Inc.
(a) (b)
................ 55,839 525,445
Barrett Business Services, Inc. ........... 58,996 2,562,786
BGSF, Inc. ........................ 23,107 121,081
BlackSky Technology, Inc.
(b)
............. 57,370 619,022
CRA International, Inc. ................ 15,131 2,832,523
DLH Holdings Corp.
(b)
................. 19,483 156,449
FiscalNote Holdings, Inc. , Class A
(a) (b)
...... 139,216 148,961
Forrester Research, Inc.
(b)
.............. 27,302 427,822
Franklin Covey Co.
(b)
................. 26,364 990,759
Heidrick & Struggles International, Inc. ..... 46,215 2,047,787
HireQuest, Inc. ..................... 12,783 181,007
Hudson Global, Inc.
(a) (b)
................ 5,532 72,193
IBEX Holdings Ltd.
(b)
.................. 19,658 422,450
Innodata, Inc.
(b)
..................... 61,997 2,450,121
Kelly Services, Inc. , Class A, NVS ........ 70,910 988,485
Mastech Digital, Inc.
(b)
................. 5,534 82,457
Mistras Group, Inc.
(a) (b)
................ 47,598 431,238
RCM Technologies, Inc.
(b)
.............. 13,182 292,113
Resources Connection, Inc. ............. 76,693 654,191
Skillsoft Corp. , Class A
(b)
............... 9,205 220,552
Spire Global, Inc. , Class A
(a) (b)
........... 51,127 719,357
Steel Connect, Inc.
(b)
................. 6,578 82,028
TrueBlue, Inc.
(b)
..................... 66,657 559,919
TTEC Holdings, Inc. .................. 45,675 227,918
Where Food Comes From, Inc.
(a) (b)
........ 6,188 81,991
Willdan Group, Inc.
(b)
................. 29,174 1,111,238
19,044,572
Real Estate Management & Development — 0.5%
(b)
American Realty Investors, Inc. .......... 3,659 53,714
AMREP Corp. ...................... 5,978 187,709
Comstock Holding Cos., Inc. , Class A ...... 6,949 55,523
Douglas Elliman, Inc. ................. 172,028 287,287
Fathom Holdings, Inc. ................. 30,963 47,373
FRP Holdings, Inc. ................... 30,588 936,911
InterGroup Corp. (The) ................ 1,188 16,620
JW Mays, Inc. ...................... 814 35,832
LuxUrban Hotels, Inc.
(a)
................ 3,640 3,413
Maui Land & Pineapple Co., Inc. ......... 17,613 387,134
Offerpad Solutions, Inc. , Class A
(a)
........ 23,571 67,177
Rafael Holdings, Inc. , Class B
(a)
.......... 33,405 55,118
RE/MAX Holdings, Inc. , Class A .......... 40,918 436,595
Real Brokerage, Inc. (The) ............. 230,204 1,058,938
Star Holdings ...................... 29,782 289,779
Stratus Properties, Inc. ................ 13,086 271,665
Tejon Ranch Co.
(a)
................... 47,920 761,928
Transcontinental Realty Investors, Inc. ..... 2,884 85,972
5,038,688

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Residential REITs — 0.4%
Bluerock Homes Trust, Inc. , Class A
(b)
...... 7,686 $ 101,993
BRT Apartments Corp. ................ 26,081 470,240
Clipper Realty, Inc. ................... 27,438 125,666
UMH Properties, Inc. ................. 165,546 3,125,509
3,823,408
Retail REITs — 0.7%
CBL & Associates Properties, Inc. ......... 50,019 1,471,059
FrontView REIT, Inc. .................. 32,833 595,262
NETSTREIT Corp. ................... 178,078 2,519,804
Whitestone REIT .................... 113,574 1,609,343
6,195,468
Semiconductors & Semiconductor Equipment — 2.3%
Aehr Test Systems
(a) (b)
................. 65,064 1,082,014
Alpha & Omega Semiconductor Ltd.
(b)
...... 54,535 2,019,431
Amtech Systems, Inc.
(a) (b)
.............. 26,949 146,872
Atomera, Inc.
(a) (b)
.................... 53,964 625,982
AXT, Inc.
(b)
........................ 95,509 207,255
CEVA, Inc.
(b)
....................... 53,421 1,685,433
CVD Equipment Corp.
(b)
............... 11,781 51,836
Everspin Technologies, Inc.
(b)
............ 45,134 288,406
GCT Semiconductor Holding, Inc.
(a) (b)
...... 17,449 40,656
GSI Technology, Inc.
(b)
................ 41,489 125,712
Ichor Holdings Ltd.
(b)
.................. 75,729 2,439,988
indie Semiconductor, Inc. , Class A
(a) (b)
...... 375,703 1,521,597
inTEST Corp.
(a) (b)
.................... 28,038 240,847
Kopin Corp.
(a) (b)
..................... 258,371 351,385
Maxeon Solar Technologies Ltd.
(a) (b)
........ 18,643 140,568
Navitas Semiconductor Corp.
(a) (b)
......... 288,870 1,031,266
NVE Corp. ........................ 11,024 897,684
Penguin Solutions, Inc.
(a) (b)
.............. 119,292 2,289,214
Pixelworks, Inc.
(a) (b)
................... 133,248 97,205
QuickLogic Corp.
(a) (b)
.................. 31,058 350,955
Rigetti Computing, Inc.
(a) (b)
.............. 361,086 5,510,172
SkyWater Technology, Inc.
(a) (b)
........... 62,375 860,775
22,005,253
Software — 6.3%
8x8, Inc.
(a) (b)
........................ 292,703 781,517
A10 Networks, Inc. ................... 162,548 2,990,883
Airship AI Holdings, Inc.
(a) (b)
............. 16,904 105,819
Arteris, Inc.
(a) (b)
...................... 64,705 659,344
AudioEye, Inc.
(b)
..................... 16,614 252,699
authID, Inc.
(a) (b)
..................... 18,195 109,534
Aware, Inc.
(b)
....................... 29,574 57,669
Bit Digital, Inc.
(a) (b)
.................... 274,567 804,481
Blend Labs, Inc. , Class A
(b)
............. 543,437 2,287,870
Cerence, Inc.
(b)
..................... 94,070 738,450
Cipher Mining, Inc.
(a) (b)
................. 463,935 2,152,658
Consensus Cloud Solutions, Inc.
(b)
........ 41,302 985,466
CoreCard Corp.
(a) (b)
.................. 13,468 305,724
CS Disco, Inc.
(b)
..................... 66,295 330,812
CXApp, Inc.
(a) (b)
..................... 27,410 49,886
Daily Journal Corp.
(a) (b)
................ 3,199 1,817,000
Digimarc Corp.
(a) (b)
................... 34,737 1,300,901
Digital Turbine, Inc.
(b)
................. 222,278 375,650
Domo, Inc. , Class B
(b)
................. 78,304 554,392
D-Wave Quantum, Inc.
(a) (b)
.............. 226,445 1,902,138
eGain Corp.
(b)
...................... 40,212 250,521
Expensify, Inc. , Class A
(b)
.............. 138,520 464,042
Gryphon Digital Mining, Inc.
(a) (b)
.......... 79,249 31,755
Hut 8 Corp.
(b)
....................... 185,616 3,803,272
Intellicheck, Inc.
(a) (b)
.................. 42,472 118,922
Issuer Direct Corp.
(b)
.................. 6,694 59,844
Kaltura, Inc.
(b)
...................... 225,211 495,464
Security
Shares
Shares Value
Software (continued)
Logility Supply Chain Solutions, Inc. , Class A . 72,091 $ 798,768
Mercurity Fintech Holding, Inc.
(b)
.......... 132,356 903,991
Mitek Systems, Inc.
(a) (b)
................ 104,656 1,164,821
NextNav, Inc.
(a) (b)
.................... 177,329 2,759,239
Nvni Group Ltd.
(b)
.................... 7,064 17,307
ON24, Inc.
(b)
....................... 63,638 411,101
OneSpan, Inc.
(b)
..................... 86,814 1,609,532
Ooma, Inc.
(a) (b)
...................... 57,451 807,761
Pagaya Technologies Ltd. , Class A
(a) (b)
...... 82,425 765,728
Phunware, Inc.
(a) (b)
................... 24,545 127,634
Porch Group, Inc.
(a) (b)
................. 180,802 889,546
Prairie Operating Co.
(a) (b)
............... 9,687 67,034
QXO, Inc.
(a)
........................ 1,620 25,758
reAlpha Tech Corp.
(a) (b)
................ 24,582 71,042
Red Violet, Inc.
(b)
.................... 25,355 917,851
Rekor Systems, Inc.
(a) (b)
................ 171,988 268,301
ReposiTrak, Inc.
(a)
................... 26,727 591,469
Rimini Street, Inc.
(b)
.................. 122,318 326,589
Roadzen, Inc.
(b)
..................... 84,279 183,728
Silvaco Group, Inc.
(a) (b)
................ 14,040 113,443
SoundHound AI, Inc. , Class A
(a) (b)
......... 706,687 14,020,670
SoundThinking, Inc.
(b)
................. 23,016 300,589
SRAX, Inc.
(b)
....................... 49,878 2,993
Stronghold Digital Mining, Inc. , Class A
(a) (b)
... 30,264 105,924
Synchronoss Technologies, Inc.
(b)
......... 19,751 189,610
Telos Corp.
(b)
....................... 125,012 427,541
Terawulf, Inc.
(a) (b)
.................... 613,018 3,469,682
Upland Software, Inc.
(b)
................ 56,334 244,490
Veritone, Inc.
(a) (b)
.................... 60,879 199,683
Viant Technology, Inc. , Class A
(b)
.......... 35,145 667,404
Weave Communications, Inc.
(b)
.......... 90,722 1,444,294
WM Technology, Inc. , Class A
(b)
.......... 200,942 277,300
Xperi, Inc.
(a) (b)
...................... 105,127 1,079,654
Yext, Inc.
(a) (b)
....................... 243,764 1,550,339
60,587,529
Specialized REITs — 0.2%
Farmland Partners, Inc. ............... 100,816 1,185,596
Gladstone Land Corp. ................ 76,474 829,743
Global Self Storage, Inc. ............... 24,254 129,274
2,144,613
Specialty Retail — 2.3%
1-800-Flowers.com, Inc. , Class A
(a) (b)
....... 58,043 474,211
aka Brands Holding Corp.
(b)
............. 1,371 25,665
America's Car-Mart, Inc.
(b)
.............. 16,378 839,373
BARK, Inc.
(a) (b)
...................... 297,475 547,354
Big 5 Sporting Goods Corp. ............. 49,743 89,040
Build-A-Bear Workshop, Inc. ............ 28,659 1,319,460
Caleres, Inc. ....................... 78,304 1,813,521
CarParts.com, Inc.
(b)
.................. 128,209 138,466
Cato Corp. (The) , Class A .............. 39,743 154,998
Children's Place, Inc. (The)
(a) (b)
........... 11,269 117,874
Citi Trends, Inc.
(a) (b)
................... 14,441 379,076
Destination XL Group, Inc.
(b)
............ 124,028 333,635
Duluth Holdings, Inc. , Class B
(b)
.......... 31,594 97,625
Envela Corp.
(a) (b)
.................... 16,048 115,225
Genesco, Inc.
(b)
..................... 24,160 1,032,840
Grove Collaborative Holdings
(a) (b)
......... 57,442 79,844
GrowGeneration Corp.
(b)
............... 127,887 216,129
Haverty Furniture Cos., Inc. ............. 33,631 748,626
J Jill, Inc. ......................... 13,835 382,123
Lands' End, Inc.
(a) (b)
.................. 32,484 426,840
Lazydays Holdings, Inc.
(b)
.............. 12,372 11,815
Lulu's Fashion Lounge Holdings, Inc.
(b)
..... 40,185 45,409

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
MarineMax, Inc.
(b)
.................... 49,489 $ 1,432,707
OneWater Marine, Inc. , Class A
(a) (b)
........ 27,324 474,891
PetMed Express, Inc.
(b)
................ 45,922 221,344
RealReal, Inc. (The)
(a) (b)
................ 229,643 2,509,998
Rent the Runway, Inc. , Class A
(a) (b)
........ 7,105 60,393
RumbleON, Inc. , Class B
(a) (b)
............ 39,987 217,129
Shoe Carnival, Inc. ................... 40,989 1,355,916
Sleep Number Corp.
(a) (b)
............... 49,380 752,551
Sportsman's Warehouse Holdings, Inc.
(b)
.... 86,145 230,007
Stitch Fix, Inc. , Class A
(b)
............... 231,811 999,105
Tandy Leather Factory, Inc.
(b)
............ 7,971 37,862
ThredUp, Inc. , Class A
(a) (b)
.............. 182,016 253,002
Tile Shop Holdings, Inc.
(b)
.............. 66,109 458,135
Tilly's, Inc. , Class A
(a) (b)
................ 35,198 149,592
Torrid Holdings, Inc.
(a) (b)
................ 46,011 240,638
Winmark Corp. ..................... 6,694 2,631,211
Zumiez, Inc.
(b)
...................... 35,444 679,461
22,093,091
Technology Hardware, Storage & Peripherals — 0.4%
AstroNova, Inc.
(b)
.................... 14,726 176,859
CompoSecure, Inc. , Class A
(a)
........... 56,430 865,072
CPI Card Group, Inc.
(b)
................ 11,050 330,284
Eastman Kodak Co.
(b)
................. 138,565 910,372
Immersion Corp. .................... 69,917 610,375
Intevac, Inc.
(b)
...................... 60,575 205,955
One Stop Systems, Inc.
(a) (b)
............. 42,765 143,263
TransAct Technologies, Inc.
(a) (b)
........... 20,608 84,287
Turtle Beach Corp.
(b)
.................. 37,860 655,357
3,981,824
Textiles, Apparel & Luxury Goods — 0.3%
Crown Crafts, Inc. ................... 22,696 101,678
Culp, Inc.
(b)
........................ 26,252 154,099
Jerash Holdings US, Inc. ............... 15,729 53,636
Lakeland Industries, Inc.
(a)
.............. 16,370 418,253
Movado Group, Inc. .................. 34,548 679,905
Rocky Brands, Inc. ................... 16,565 377,682
Superior Group of Cos., Inc. ............ 29,552 488,495
Unifi, Inc.
(b)
........................ 31,709 198,181
Vera Bradley, Inc.
(a) (b)
................. 55,975 219,982
2,691,911
Tobacco — 0.3%
Ispire Technology, Inc.
(a) (b)
.............. 44,437 223,518
Turning Point Brands, Inc. .............. 39,292 2,361,449
2,584,967
Trading Companies & Distributors — 1.1%
Alta Equipment Group, Inc. , Class A ....... 61,319 401,026
BlueLinx Holdings, Inc.
(b)
............... 18,720 1,912,435
DXP Enterprises, Inc.
(b)
................ 28,597 2,362,684
EVI Industries, Inc. ................... 11,712 191,491
Hudson Technologies, Inc.
(b)
............ 101,804 568,066
Karat Packaging, Inc. ................. 15,786 477,684
Titan Machinery, Inc.
(b)
................ 47,697 673,959
Transcat, Inc.
(a) (b)
.................... 20,698 2,188,607
Willis Lease Finance Corp.
(a)
............ 6,536 1,356,547
10,132,499
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a) (b)
...... 26,217 312,769
Water Utilities — 0.4%
Cadiz, Inc.
(a) (b)
...................... 97,435 506,662
Consolidated Water Co. Ltd. ............ 34,510 893,464
Global Water Resources, Inc. ............ 26,714 307,211
Security
Shares
Shares Value
Water Utilities (continued)
Pure Cycle Corp.
(b)
................... 47,874 $ 607,042
York Water Co. (The) ................. 32,842 1,074,590
3,388,969
Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc. .................. 42,116 675,962
SurgePays, Inc.
(a) (b)
.................. 31,766 56,543
732,505
Total Common Stocks — 99 .7%
(Cost: $ 1,017,139,837 ) ............................ 952,985,015
Preferred Stocks
Software — 0.0%
BTCS, Inc.
(b)
....................... 19,145 —
Total Preferred Stocks — 0.0%
(Cost: $ – ) ..................................... —
Rights
Biotechnology — 0.0%
(b)(c)
Contra Aduro Biotech I, CVR ............ 33,109 15,561
Inhibrx, Inc., CVR ................... 73,455 82,270
Oncternal Therapeutics, Inc., CVR
(a)
....... 1,634 1,675
99,506
Diversified Telecommunication Services — 0.0%
Contra Communications, CVR
(b)
......... 4,194 601
Pharmaceuticals — 0.0%
Contra CVR Catalyst, CVR
(a) (b) (c)
.......... 37,156 —
Specialty Retail — 0.0%
Children's Place, Inc. (The)
(b)
............ 11,346 5,816
Total Rights — 0.0%
(Cost: $ 108,350 ) ................................. 105,923
Warrants
Health Care Equipment & Supplies — 0.0%
(a) (b)
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/26/29 , Strike Price USD 11.00 ) . 3,712 11,897
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/27/29 ) ................. 3,712 11,897
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 23,794
Total Long-Term Investments — 99.7%
(Cost: $ 1,017,248,187 ) ............................ 953,114,732

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 19.7%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(h)
.................. 186,180,801 $ 186,273,891
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.44% ................... 2,068,047 2,068,047
Total Short-Term Securities — 19 .7%
(Cost: $ 188,255,889 ) .............................. 188,341,938
Total Investments — 119 .4%
(Cost: $ 1,205,504,076 ) ............................ 1,141,456,670
Liabilities in Excess of Other Assets — (19.4) % ............ (185,318,044)
Net Assets — 100.0% ...............................
$ 956,138,626
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $57,334, representing less than 0.05% of its net assets as of period end, and an original cost of $1,421,381.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 153,302,770 $ 32,980,379
(a)
$ — $ (3,668) $ (5,590) $ 186,273,891 186,180,801 $ 2,766,654
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 9,846,133 — (7,778,086)
(a)
— — 2,068,047 2,068,047 61,236 —
$ (3,668) $ (5,590) $ 188,341,938 $ 2,827,890 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 32 03/21/25 $ 3,600 $ (131,756)

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Micro-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 952,924,688 $ 60,327 $ — $ 952,985,015
Preferred Stocks ......................................... — — — —
Rights ................................................ — 6,417 99,506 105,923
Warrants .............................................. — 23,794 — 23,794
Short-Term Securities
Money Market Funds ...................................... 188,341,938 — — 188,341,938
$ 1,141,266,626 $ 90,538 $ 99,506 $ 1,141,456,670
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (131,756) $ — $ — $ (131,756)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust